    As filed with the Securities and Exchange Commission on April 17, 1997


                                                      File No. 33-60702

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                       FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

    Pre-Effective Amendment No.                            [ ]
                                -----
    Post-Effective Amendment No.  6                        [X]
                                -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No.  15                                      [X]
                 ------

                   ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
                              (Exact Name of Registrant)

                   ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 (Name of Depositor)

                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                      (Address of Depositor's Principal Offices)

                                    (860) 843-6733
                 (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY, ESQ.
                          HARTFORD LIFE INSURANCE COMPANIES
                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                       (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b) of Rule 485
    -------
       X      on May 1, 1997 pursuant to paragraph (b) of Rule 485
    -------
              60 days after filing pursuant to paragraph (a)(1) of Rule 485
    -------
              on May 1, 1997 pursuant to paragraph (a)(1) of Rule 485
    -------
              this post-effective amendment designates a new effective date for
    -------   a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES. THE RULE 24F-2 NOTICE FOR THE REGISTRANT'S MOST RECENT FISCAL YEAR WAS FILED ON OR ABOUT FEBRUARY 28, 1997.

                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)
                               -----------------------

         N-4 Item No.                            Prospectus Heading
   ----------------------                   ----------------------------

   1.   Cover Page                          Cover Page

   2.   Definitions                         Glossary of Special Terms

   3.   Synopsis or Highlights              Summary

   4.   Condensed Financial Information     Statement of Additional Information

   5. General Description of Registrant, The Contract; The Separate Account Depositor, and Portfolio Companies Two; The Fixed Account; The
                                            Company; The Funds; General Matters

   6.   Deductions                          Charges Under the Contract

   7.   General Description of              Operation of the Contract
        Annuity Contracts                   Accumulation Period; Death Benefit;
                                            The Contract; The Separate Account
                                            Two; General Matters

   8.   Annuity Period                      Annuity/Payout Period

   9.   Death Benefit                       Death Benefit

   10.  Purchases and Contract Value        Operation of the Contract/
                                            Accumulation Period

   11.  Redemptions                         Operation of the Contract/
                                            Accumulation Period

   12.  Taxes                               Federal Tax Considerations

   13.  Legal Proceedings                   General Matters - Legal Proceedings

   14.  Table of Contents of the Statement  Table of Contents to Statement of
        of Additional Information           Additional Information

   15.  Cover Page                          Part B; Statement of Additional
                                            Information

   16.  Table of Contents                   Table of Contents

   17.  General Information and History     Introduction

   18.  Services                            None

   19.  Purchase of Securities              Distribution of Contracts
        being Offered

   20.  Underwriters                        Distribution of Contracts

   21.  Calculation of Performance Data     Calculation of Yield and Return

   22.  Annuity Payments                    Annuity Benefits

   23.  Financial Statements                Financial Statements

   24.  Financial Statements and            Financial Statements and
        Exhibits                            Exhibits

   25.  Directors and Officers of the       Directors and Officers of the
        Depositor                           Depositor

   26.  Persons Controlled by or Under      Persons Controlled by or Under
        Common Control with the Depositor   Common Control with the Depositor
        or Registrant                       or Registrant

   27.  Number of Contract Owners           Number of Contract Owners

   28.  Indemnification                     Indemnification

   29.  Principal Underwriters              Principal Underwriters

   30.  Location of Accounts and Records    Location of Accounts and Records

   31.  Management Services                 Management Services

   32.  Undertakings                        Undertakings

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY--
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO

This Prospectus describes the Putnam Capital Manager Plan, a tax deferred variable annuity issued by ITT Hartford Life and Annuity Insurance Company ("Hartford"). (On January 1, 1998, Hartford's name will change to Hartford Life
and Annuity Insurance Company).   Payments for the Contract will be held in a
series of ITT Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two (the "Separate Account") or in the Fixed Account of Hartford. Allocations to and transfers to and from the Fixed Account are not permitted in certain states.


There are currently sixteen (16) Sub-Accounts available under the Contract. The underlying investment portfolios ("Funds") of Putnam Variable Trust for the Sub-Accounts are Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT Voyager Fund.

This Prospectus sets forth the information concerning the Separate Account and the Fixed Account that investors should know before investing. This Prospectus should be kept for future reference. Additional information about the Separate Account and the Fixed Account has been filed with the Securities and Exchange Commission and is available without charge upon request. To obtain the Statement of Additional Information send a written request to ITT Hartford Life and Annuity Insurance Company, Attn: Annuity Marketing Services, P.O. Box 5085, Hartford, CT 06102-5085. The Table of Contents for the Statement of Additional Information may be found on page ____ of this Prospectus. The Statement of Additional Information is incorporated by reference into this Prospectus.
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS AND IS VALID ONLY WHEN ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS.

--------------------------------------------------------------------------------
VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
--------------------------------------------------------------------------------

Prospectus Dated:  May 1, 1997
Statement of Additional Information Dated:  May 1, 1997

                                  TABLE OF CONTENTS
                                  -----------------
                                                                        PAGE
                                                                        ----
GLOSSARY OF SPECIAL TERMS. . . . . . . . . . . . . . . . . . . . . . . . .

FEE TABLE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


ACCUMULATION UNIT VALUES . . . . . . . . . . . . . . . . . . . . . . . . .

SUMMARY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


PERFORMANCE RELATED INFORMATION. . . . . . . . . . . . . . . . . . . . . .

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Right to Cancel Period . . . . . . . . . . . . . . . . . . . . . . . .

THE SEPARATE ACCOUNT . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE FIXED ACCOUNT. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

OPERATION OF THE CONTRACT/ACCUMULATION PERIOD. . . . . . . . . . . . . . .

    Premium Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Value of Accumulation Units. . . . . . . . . . . . . . . . . . . . . .

    Value of the Fixed Account . . . . . . . . . . . . . . . . . . . . . .

    Value of the Contract. . . . . . . . . . . . . . . . . . . . . . . . .

    Transfers Among Sub-Accounts . . . . . . . . . . . . . . . . . . . . .

    Transfers Between the Fixed Account and the Sub-Accounts . . . . . . .

    Redemption/Surrender of a Contract . . . . . . . . . . . . . . . . . .

DEATH BENEFIT. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

CHARGES UNDER THE CONTRACT . . . . . . . . . . . . . . . . . . . . . . . .

    Contingent Deferred Sales Charges. . . . . . . . . . . . . . . . . . .

    Free Withdrawal Privilege. . . . . . . . . . . . . . . . . . . . . . .

    Mortality and Expense Risk Charge. . . . . . . . . . . . . . . . . . .

    Administration and Maintenance Fees. . . . . . . . . . . . . . . . . .

    Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . .


ANNUITY/BENEFITS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Annuity Options . . . . .. . . . . . . . . . . . . . . . . . . . . . .


    The Annuity Unit and Valuation . . . . . . . . . . . . . . . . . . . .

    Determination of Payment Amount. . . . . . . . . . . . . . . . . . . .

FEDERAL TAX CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . . . . .

    General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .


    Taxation of Hartford and the Separate Account. . . . . . . . . . . . .

    Taxation of Annuities - General Provisions Affecting Purchasers Other
    Than Qualified Retirement Plans  . . . . . . . . . . . . . . . . . . .


    Federal Income Tax Withholding . . . . . . . . . . . . . . . . . . . .


    General Provisions Affecting Qualified Retirement Plans  . . . . . . .


    Annuity Purchases by Nonresident Aliens and Foreign Corporations . . .

GENERAL MATTERS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Assignment . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Modification . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Delay of Payments. . . . . . . . . . . . . . . . . . . . . . . . . . .

    Voting Rights. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Distribution of the Contracts. . . . . . . . . . . . . . . . . . . . .

    Other Contracts Offered. . . . . . . . . . . . . . . . . . . . . . . .

    Custodian of Separate Account Assets . . . . . . . . . . . . . . . . .

    Legal Proceedings. . . . . . . . . . . . . . . . . . . . . . . . . . .


    Legal Counsel. . . . . . . . . . . . . . . . . . . . . . . . . . . . .


    Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

    Additional Information . . . . . . . . . . . . . . . . . . . . . . . .

APPENDIX I . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION . . . . . . . . .

                              GLOSSARY OF SPECIAL TERMS
                              -------------------------


ACCUMULATION UNIT: An accounting unit of measure used to calculate values before Annuity payments begin.

ANNUITANT:  The person or participant upon whose life the Contract is issued.

ANNUITY: A series of payments for life, or for life with a minimum number of payments or a determinable sum guaranteed, or for a joint lifetime and thereafter during the lifetime of the survivor, or for a designated period.

ANNUITY COMMENCEMENT DATE: The date on which Annuity payments are to commence. For group unallocated Contracts, the date for each participant is determined by the Contract Owner in accordance with the terms of the Plan.

ANNUITY UNIT: An accounting unit of measure used to calculate the value of Annuity payments.

BENEFICIARY: The person(s) who receive Contract Values in the event of the Annuitant's or Contract Owner's death under certain conditions. Under a group unallocated Contract, the person named within the Plan documents/enrollment forms by each Participant entitled to receive benefits as per the terms of the Contract in case of the death of the Participant.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMISSION:  Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person so designated by the Contract Owner, who upon the Annuitant's death, prior to the Annuity Commencement Date, becomes the Annuitant.

CONTRACT ANNIVERSARY:  The anniversary of the Contract Date.

CONTRACT OWNER(S): The owner(s) of the Contract, trustee or other entity, sometimes herein referred to as "you".

CONTRACT VALUE: The aggregate value of any Sub-Account Accumulation Units held under the Contract plus the value of the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date or any anniversary thereof.

DEATH BENEFIT: The amount payable upon the Death of a Contract Owner, Annuitant, or Participant in the case of group Contracts prior to age 90 and before annuity payments have started.


FIXED ACCOUNT: Part of the General Account of Hartford to which a Contract Owner may allocate all or a portion of his Premium Payment or Contract Value.

FIXED ANNUITY: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.


FUNDS: Currently, the portfolios of Putnam Variable Trust described on page of this Prospectus.



GENERAL ACCOUNT: The General Account of Hartford which consists of all assets of Hartford other than those allocated to the separate accounts of Hartford.


HOME OFFICE OF THE COMPANY: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut. All correspondence concerning the Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn: Individual Annuity Operations.


HARTFORD: ITT Hartford Life and Annuity Insurance Company. On January 1, 1998, ITT Hartford Life and Annuity Insurance Company will change its name to Hartford Life and Annuity Insurance Company.


MINIMUM DEATH BENEFIT: The minimum amount payable upon the death of the Contract Owner/Annuitant or Participant in the case of group Contracts before annuity payments have commenced.


NON-QUALIFIED CONTRACT: A Contract which is not classified as a tax-qualified retirement plan using pre-tax dollars under the Internal Revenue Code.


PARTICIPANT: (For Group Unallocated Contracts Only). Any eligible employee of an employer/Contract Owner participating in the Plan.

PLAN: A voluntary Plan of an Employer which qualifies for special tax treatment under a section of the Internal Revenue Code.


PREMIUM PAYMENT: A payment made to Hartford pursuant to the terms of the Contract.


PREMIUM TAX: A tax charged by a state or municipality on Premium Payments or Contract Values.


QUALIFIED CONTRACT: A Contract which qualifies as a tax-qualified retirement plan using pre-tax dollars under the Internal Revenue Code, such as an employer sponsored Section 401(k) or an Individual Retirement Annuity (IRA).

SEPARATE ACCOUNT: The Hartford separate account entitled "ITT Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two".

SPECIFIED CONTRACT ANNIVERSARY: Every seventh Contract Anniversary (i.e., the 7th, 14th, 21st, etc. Contract Anniversaries).

SUB-ACCOUNT: Accounts established within the Separate Account with respect to a Fund.

TERMINATION VALUE: The Contract Value upon termination of the Contract prior to the Annuity Commencement Date, less any applicable Premium Taxes, the Annual Maintenance Fee and any applicable contingent deferred sales charges.

TRUST:  Putnam Variable Trust.

UNALLOCATED CONTRACTS - Contracts issued to employers or such other entities as Contract Owners with no allocation to a specific Participant, as defined herein. The Plans will be responsible for the individual allocations.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE ANNUITY: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets of the Separate Account.

                              PUTNAM CAPITAL MANAGER III
             (For Contracts issued from May 1, 1990 until June 22, 1994)

                                      FEE TABLE
                                       SUMMARY

                         CONTRACT OWNER TRANSACTION EXPENSES
                                  (ALL SUB-ACCOUNTS)



Sales Load Imposed on Purchases (as a percentage of premium payments).  None
Exchange Fee . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $0
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)
    First Year  (1)  . . . . . . . . . . . . . . . . . . . . . . . . .  7%
    Second Year. . . . . . . . . . . . . . . . . . . . . . . . . . . .  6%
    Third Year . . . . . . . . . . . . . . . . . . . . . . . . . . . .  5%
    Fourth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . .  4%
    Fifth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3%
    Sixth Year . . . . . . . . . . . . . . . . . . . . . . . . . . . .  2%
    Seventh Year . . . . . . . . . . . . . . . . . . . . . . . . . . .  1%
    Eighth Year. . . . . . . . . . . . . . . . . . . . . . . . . . . .  0%
Annual Contract Fee  (2) . . . . . . . . . . . . . . . . . . . . . . .  $25

Annual Expenses-Separate Account (as a percentage of average account value)
    Mortality and Expense Risk . . . . . . . . . . . . . . . . . . . .  1.250%
    Administration Fees. . . . . . . . . . . . . . . . . . . . . . . .  0.150%
        Total. . . . . . . . . . . . . . . . . . . . . . . . . . . . .  1.400%
                                                                        ------
                                                                        ------

                           ANNUAL FUND OPERATING EXPENSES
                           (as a percentage of net assets)


                                                                                Total Fund
                                                       Management     Other      Operating
                                                          Fees      Expenses     Expenses
----------------------------------------------------------------------------------------------
 Putnam VT Growth and Income Fund                         0.49%       0.05%        0.54%
 Putnam VT High Yield Fund                                0.68%       0.08%        0.76%
 Putnam VT Global Growth Fund                             0.60%       0.16%        0.76%
 Putnam VT Money Market Fund (3)                          0.45%       0.10%        0.55%
 Putnam VT Global Asset Allocation Fund                   0.68%       0.15%        0.83%
 Putnam VT U.S. Government and High Quality Bond Fund     0.62%       0.07%        0.69%
 Putnam VT Utilities Growth and Income Fund  (4)          0.69%       0.09%        0.78%
 Putnam VT Voyager Fund                                   0.57%       0.06%        0.63%
 Putnam VT Diversified Income Fund                        0.70%       0.13%        0.83%
 Putnam VT New Opportunities Fund                         0.63%       0.09%        0.72%
 Putnam VT Asia Pacific Growth Fund                       0.80%       0.43%        1.23%
 Putnam VT International Growth Fund                      0.80%       0.18%        0.98%
 Putnam VT International Growth and Income Fund           0.80%       0.17%        0.97%
 Putnam VT International New Opportunities Fund           1.20%       0.19%        1.39%
 Putnam VT New Value Fund                                 0.70%       0.13%        0.83%
 Putnam VT Vista Fund                                     0.65%       0.16%        0.81%
----------------------------------------------------------------------------------------------

(1) Length of time from premium payment.

(2) The annual maintenance charge is a single $25 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. Pursuant to the requirements of the Investment Company Act of 1940, the annual maintenance fee has been reflected in the Examples by a method intended to show the "average" impact of the annual maintenance fee on an investment in the Separate Account. The annual maintenance fee is deducted only when the accumulated value is less than $50,000. In the example, the annual maintenance fee is approximated as a 0.05% annual asset charge based on the experience of the Contracts.

(3) Other expenses for Putnam VT Money Market Fund have been restated to reflect the cost of certain insurance purchased by the Fund. See "Putnam VT Money Market Fund -- Insurance" in the Fund's prospectus. Actual other expenses and total Fund operating expenses were 0.08% and 0.53, respectively.

(4) On July 11, 1996, shareholders approved an increase in the fees payable to Putnam Investment Management, Inc. ("Putnam Management") under the Management Contract for Putnam VT Utilities Growth and Income Fund. The management fees and total expenses shown in the table have been restated to reflect the increase. Actual management fees and total expenses were 0.64% and 0.73%, respectively.

         EXAMPLE -- PCMIII



                   IF YOU SURRENDER YOUR CONTRACT     IF YOU ANNUITIZE YOUR CONTRACT
                   AT THE END OF THE APPLICABLE       AT THE END OF THE APPLICABLE        IF YOU DO NOT SURRENDER YOUR
                   TIME PERIOD, YOU WOULD PAY THE     TIME PERIOD, YOU WOULD PAY THE      CONTRACT, YOU WOULD PAY THE
                   FOLLOWING EXPENSES ON A $1,000     FOLLOWING EXPENSES ON A $1,000      FOLLOWING EXPENSES ON A $1,000
                   INVESTMENT, ASSUMING A 5%          INVESTMENT, ASSUMING A 5%           INVESTMENT, ASSUMING A 5%
                   ANNUAL RETURN ON ASSETS:           ANNUAL RETURN ON ASSETS:            ANNUAL RETURN ON ASSETS:

SUB-ACCOUNT       1 YEAR  3 YEARS  5 YEARS 10 YEARS   1 YEAR  3 YEARS  5 YEARS 10 YEARS   1 YEAR  3 YEARS  5 YEARS 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
PCM Growth and
Income Fund          $90     $113     $138     $233      $20      $62     $108     $233      $20      $63     $108     $233
PCM High Yield
Fund                  93      120      150      257       22       69      119      256       23       70      120      257
PCM Global
Growth Fund           93      120      150      257       22       69      119      256       23       70      120      257
PCM Money
Market Fund           90      113      138      232       20       62      107      232       20       63      108      232
PCM Global Asset
Allocation Fund       93      122      153      264       23       71      123      263       23       72      123      264
PCM U.S.
Government and
High Quality Bond
Fund                  92      118      146      249       21       67      115      249       22       68      116      249
PCM Utilities
Growth and Income
Fund                  93      120      151      259       22       70      120      258       23       70      121      259
PCM Voyager Fund      91      116      143      243       21       65      112      242       21       66      113      243
PCM Diversified
Income Fund           93      122      153      264       23       71      123      263       23       72      123      264
PCM New
Opportunities Fund    92      119      168      252       22       68      117      252       22       69      118      252
PCM Asia Pacific
Growth Fund           97      134      174      304       27       84      143      304       27       84      144      304
PCM International
Growth Fund           95      127      161      279       24       76      130      279       25       77      131      279
PCM International
Growth and Income
Fund                  95      126      160      278       24       76      130      278       25       76      130      278
PCM International
New Opportunities
Fund                  99      139      182      320       29       89      151      319       29       89      152      320
PCM New Value
Fund                  93      122      153      264       23       71      123      263       23       72      123      264
PCM Vista Fund        93      121      152      262       23       71      122      261       23       71      122      262
----------------------------------------------------------------------------------------------------------------------------------

         The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

         This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                               ACCUMULATION UNIT VALUES

             (For an accumulation unit outstanding throughout the period)

The following information has been examined by Arthur Andersen LLP, independent public accountants, whose report thereon is included in the Statement of Additional information, which is incorporated by reference into this Prospectus. PCM International Growth Fund, PCM International Growth and Income Fund, PCM International New Opportunities Fund, PCM New Value Fund, and PCM Vista Fund are Sub-Accounts which were established on January 2, 1997. Therefore, no financial data is shown below.


                                                                                    YEAR ENDED DECEMBER 31,
                                                                          1996        1995        1994         1993
                                                                          ----        ----        ----         ----
PCM ASIA PACIFIC GROWTH FUND SUB-ACCOUNT (a)
Accumulation unit value at beginning of period                         $ 10.135    $ 10.000
Accumulation unit value at end of period                               $ 10.903    $ 10.135
Number accumulation units outstanding at end of period (in thousands)     6,980       1,292

PCM DIVERSIFIED INCOME FUND SUB-ACCOUNT (b)
Accumulation unit value at beginning of period                         $ 11.302    $  9.622    $ 10.188     $ 10.000
Accumulation unit value at end of period                               $ 12.127    $ 11.302    $  9.622     $ 10.188
Number accumulation units outstanding at end of period (in thousands)    18,268      11,006       8,609        4,428

PCM GLOBAL ASSET ALLOCATION FUND SUB-ACOUNT (c)
Accumulation unit value at beginning of period                         $ 20.087    $ 16.355    $ 16.988     $ 14.665
Accumulation unit value at end of period                               $ 22.902    $ 20.087    $ 16.355     $ 16.988
Number accumulation units outstanding at end of period (in thousands)    14,342      10,181       8,665        4,491

PCM GLOBAL GROWTH FUND SUB-ACCOUNT (d)
Accumulation unit value at beginning of period                         $ 14.963    $ 13.119    $ 13.432     $ 10.289
Accumulation unit value at end of period                               $ 17.294    $ 14.963    $ 13.119     $ 13.432
Number accumulation units outstanding at end of period (in thousands)    39,498      25,154      20,285        8,312

PCM GROWTH AND INCOME FUND SUB-ACCOUNT (c)
Accumulation unit value at beginning of period                         $ 27.201    $ 20.178    $ 20.390     $ 18.096
Accumulation unit value at end of period                               $ 32.703    $ 27.201    $ 20.178     $ 20.390
Number accumulation units outstanding at end of period (in thousands)    73,133      42,420      11,321       15,223

PCM HIGH YIELD FUND SUB-ACCOUNT (c)
Accumulation unit value at beginning of period                         $ 20.390    $ 17.476    $ 17.890     $ 15.173
Accumulation unit value at end of period                               $ 22.682    $ 20.390    $ 17.476     $ 17.890
Number accumulation units outstanding at end of period (in thousands)    17,031      10,603         675        5,066


                                                                          1996        1995        1994         1993
                                                                          ----        ----        ----         ----
PCM MONEY MARKET FUND SUB-ACCOUNT (c)
Accumulation unit value at beginning of period                          $ 1.379     $ 1.325     $ 1.294      $ 1.277
Accumulation unit value at end of period                                $ 1.429     $ 1.379     $ 1.325      $ 1.294
Number accumulation units outstanding at end of period (in thousands)   147,638      66,283      38,819       12,916

PCM NEW OPPORTUNITIES FUND SUB-ACCOUNT (e)
Accumulation unit value at beginning of period                         $ 15.312    $ 10.718    $ 10.000           --
Accumulation unit value at end of period                               $ 16.635    $ 15.312    $ 10.718           --
Number accumulation units outstanding at end of period (in thousands)    50,976      16,971       2,699           --

PCM U.S. GOVERNMENT AND HIGH QUALITY BOND FUND SUB-ACCOUNT (c)
Accumulation unit value at beginning of period                         $ 18.448    $ 15.533    $ 16.277     $ 14.833
Accumulation unit value at end of period                               $ 18.631    $ 18.448    $ 15.533     $ 16.277
Number accumulation units outstanding at end of period (in thousands)    11,110       8,948       7,585        7,254

PCM UTILITIES GROWTH AND INCOME FUND SUB-ACCOUNT (f)
Accumulation unit value at beginning of period                         $ 14.075    $ 10.889    $ 11.876     $ 10.618
Accumulation unit value at end of period                               $ 16.072    $ 14.075    $ 10.889     $ 11.876
Number accumulation units outstanding at end of period (in thousands)    17,006      14,307      11,859       11,003

PCM VOYAGER FUND SUB-ACCOUNT (c)
Accumulation unit value at beginning of period                         $ 32.520    $ 23.445    $ 23.530     $ 20.102
Accumulation unit value at end of period                               $ 36.227    $ 32.520    $ 23.445     $ 23.530
Number accumulation units outstanding at end of period (in thousands)    41,121      23,357      13,372        6,509


(a) Inception date May 1, 1995.
(b) Inception date September 15, 1993.
(c) Inception date February 1, 1988.
(d) Inception date May 1, 1990.
(e) Inception date May 2, 1994.
(f) Inception date May 4, 1992.

                                       SUMMARY
                                       -------
WHAT IS THE CONTRACT AND HOW MAY I PURCHASE ONE?

The Contract offered is a tax-deferred Variable Annuity Contract (see "Taxation of Annuities in General," page ____). Generally, the Contract is purchased by completing an application or an order to purchase a Contract and submitting it, along with the initial Premium Payments, to Hartford for its approval. The minimum initial Premium Payment is $1,000 with a minimum allocation to any Fund of $500. Certain plans may make smaller initial and subsequent periodic premium payments. Subsequent Premium Payments, if made, must be a minimum of $500. A Contract Owner may, at any time within 10 days of delivery of a Contract sold hereunder, return the Contract to Hartford at its Home Office and the value of the Contract (without deduction for any charges normally assessed thereunder) will be refunded. The Contract Owner bears the investment risk during the period prior to the Company's receipt of request for cancellation, except for Contract Owners in Georgia, North Carolina, South Carolina, Washington, West Virginia, Utah, and other states where required by law who will be refunded the premiums (see "Right to Cancel Period," page ____).

WHO MAY PURCHASE THE CONTRACT?

Any individual, group or trust may purchase the Contracts, including any trustee or custodian for a retirement plan which qualifies for special Federal tax treatment under the Internal Revenue Code including individual retirement annuities ("Qualified Contracts"). (See "Federal Tax Considerations" commencing on page ____ and Appendix I commencing on page ____.)

WHAT TYPES OF INVESTMENTS ARE AVAILABLE UNDER THE CONTRACT?

The underlying investments for the Contract are shares of Putnam Variable Trust, an open-end series investment company with multiple portfolios ("the Funds") as follows: Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund, and such other Funds as shall be offered from time to time, and the Fixed Account, or a combination of the Funds and the Fixed Account. (See "The Funds" commencing on page ____ and "The Fixed Account" commencing on page ____.)

WHAT ARE THE CHARGES UNDER THE CONTRACTS?

SALES EXPENSES

There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered. (See "Contingent Deferred Sales Charges" commencing on page ____.)

The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. For this purpose, Premium Payments will be deemed to be surrendered in the order in which they are received and all surrenders will be first from Premium Payments and then from other Contract values. The charge is a percentage of the amount withdrawn (not to exceed the aggregate amount of the Premium Payments made). The charge is as follows:

                                Length of Time
              Charge            from Premium Payment
              ------            --------------------
                                (Number of Years)

              7%                       1
              6%                       2
              5%                       3
              4%                       4
              3%                       5
              2%                       6
              1%                       7
              0%                       8 or more

No contingent deferred sales charge will be assessed in the event of death of the Annuitant or Contract Owner, or upon the exercise of the withdrawal privilege or if Contract Values are applied to an Annuity option provided for under the Contract (except that a surrender out of Annuity Option Four will be subject to a contingent deferred sales charge where applicable). (See "Contingent Deferred Sales Charges" commencing on page ____.)

FREE WITHDRAWAL PRIVILEGE

Withdrawals of up to 10% per Contract Year, on a noncumulative basis, of the Premium Payments made to a Contract may be made without the imposition of the contingent deferred sales charge. (See "Contingent Deferred Sales Charges" commencing on page ____.) Certain plans or programs may have different withdrawal privileges.

MORTALITY AND EXPENSE RISKS

For assuming the mortality and expense risks under the Contract, Hartford will impose a 1.25% per annum charge against all Contract Values held in the Separate Account (see "Mortality and Expense Risk Charge," page ____).

ANNUAL ADMINISTRATION AND MAINTENANCE FEE

The Contract provides for administration and Contract maintenance charges. For administration, the charge is .15% per annum against all Contract Values held in the Separate Account. For Contract maintenance, the charge is $25 annually. (See "Administration and Maintenance Fees," page ____.) Contracts with a Contract Value of $50,000 or more at time of Contract Anniversary will not be assessed this fee.

PREMIUM TAXES

A deduction will be made for Premium Taxes for Contracts sold in certain states. (See "Premium Taxes," page ____.)

CHARGES BY THE FUNDS

The Funds are subject to certain fees, charges and expenses. (See the Prospectus for the Trust attached hereto.)

CAN I GET MY MONEY IF I NEED IT?

Subject to any applicable charges, the Contract may be surrendered, or portions of the value of such Contract may be withdrawn, at any time prior to the Annuity Commencement Date. However, if less than $500 remains in a Contract as a result of a withdrawal, Hartford may terminate the Contract in its entirety. (See "Redemption/Surrender of a Contract," page ____.)

DOES THE CONTRACT PAY ANY DEATH BENEFITS?

A death benefit is provided in the event of death of the Annuitant, Contract Owner, or Joint Contract Owner prior to the Annuitant's, Contract Owner's, or Joint Contract Owner's 85th birthday and before Annuity payments have commenced. (See "Death Benefit," page ____.)

WHAT ARE THE AVAILABLE ANNUITY OPTIONS UNDER THE CONTRACT?

There are five available Annuity options under the Contract which are described on page ____. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday. If a Contract Owner does not elect otherwise, the Contract Value less applicable premium taxes will be applied on the Annuity Commencement Date under the second option to provide a life annuity with 120 monthly payments certain.

DOES THE CONTRACT OWNER HAVE ANY VOTING RIGHTS UNDER THE CONTRACT?

Contract Owners will have the right to vote on matters affecting an underlying Fund to the extent that proxies are solicited by such Fund. If a Contract Owner does not vote, Hartford shall vote such interests in the same proportion as shares of the Fund for which instructions have been received by Hartford. (See "Voting Rights," page ____.)


                           PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

PCM Asia Pacific Growth Fund, PCM Diversified Income Fund, PCM Global Asset Allocation Fund, PCM Global Growth Fund, PCM Growth and Income Fund, PCM High Yield Fund, PCM International Growth Fund, PCM International Growth and Income Fund, PCM International New Opportunities Fund, PCM Money Market Fund, PCM New Opportunities Fund, PCM New Value Fund, PCM U.S. Government and High Quality Bond Fund, PCM Utilities Growth and Income Fund, PCM Vista Fund, and PCM Voyager Fund Sub-Accounts may include total return in advertisements or other sales material.

When a Sub-Account advertises its total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).

PCM Diversified Growth Fund, PCM Growth and Income Fund, PCM International Growth and Income Fund, PCM High Yield Fund, PCM U.S. Government and High Quality Bond Fund, and PCM Utilities Growth and Income Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Contract Maintenance Fee.

PCM Money Market Fund Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield reflects the recurring charges at the Separate Account level including the Contract Maintenance Fee.

Total return at the Separate Account level includes all Contract charges: sales charges, mortality and expense risk charges, and the Contract Maintenance Fee, and is therefore lower than total return at the Fund level, with no comparable charges. Likewise, yield at the Separate Account level includes all recurring charges (except sales charges), and is therefore lower than yield at the Fund level, with no comparable charges.

Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.


                                     INTRODUCTION

This Prospectus has been designed to provide you with the necessary information to make a decision on purchasing a tax-deferred Variable Annuity Contract offered by Hartford and funded by the Fixed Account and/or a series of the Separate Account. Please read the Glossary of Special Terms on pages ____ and ____ prior to reading this Prospectus to familiarize yourself with the terms being used.

                                     THE CONTRACT

The Putnam Capital Manager Plan is a tax-deferred Variable Annuity Contract. Payments for the Contract will be held in the Fixed Account and/or a series of the Separate Account. Initially there are no deductions from your Premium Payments (except for Premium Taxes, if applicable) so your entire Premium Payment is put to work in the investment Sub-Account(s) of your choice or the Fixed Account. Each Sub-Account invests in a different underlying Fund with its own distinct investment objectives. You pick the Sub-Account(s) with the investment objectives that meet your needs. You may select one or more Sub-Accounts and/or the Fixed Account and determine the percentage of your Premium Payment that is put into a Sub-Account or the Fixed Account. You may also transfer assets among the Sub-Accounts and the Fixed Account so that your investment program meets your specific needs over time. There are minimum requirements for investing in each Sub-Account and the Fixed Account which are described later in this Prospectus. In addition, there are certain other limitations on withdrawals and transfers of amounts in the Sub-Accounts and the Fixed Account as described in this Prospectus. See "Charges Under the Contract" for a description of the charges for redeeming a Contract and other charges made under the Contract.

Generally, the Contract contains the five optional forms of Annuity described later in this Prospectus. Options 2, 4 and 5 are available with respect to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford.

The Contract Owner may select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date may not be deferred beyond the Annuitant's 90th birthday, except in certain states where the Annuity Commencement Date may not be deferred beyond the Annuitant's 85th birthday.

The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which payments are scheduled to begin. If you do not elect otherwise, payments will begin at the Annuitant's age 90 under Option 2 with 120 monthly payments certain (Option 1 for Contracts issued in Texas).

When an Annuity is effected under a Contract, unless otherwise specified, Contract Values held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. Variable Annuity payments will vary in accordance with the investment performance of the Sub-Accounts you have selected. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.

The Contract offered under this Prospectus may be purchased by any individual ("Non-Qualified Contract") or by an individual, trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Internal Revenue Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Internal Revenue Code; Individual Retirement Annuities adopted according to Section 408 of the Internal Revenue Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Internal Revenue Code ("Qualified Contracts").

RIGHT TO CANCEL PERIOD

If you are not satisfied with your purchase you may surrender the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Hartford will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the sum of (i) the difference between the Premium Payment and the amounts allocated to the Sub-Account(s) and/or the Fixed Account under the Contract and (ii) the Contract Value on the date of surrender attributable to the amounts so allocated. You bear the investment risk during the period prior to the Company's receipt of request for cancellation. Hartford will refund the premium paid only for individual retirement annuities and in those states where required by law.

                                 THE SEPARATE ACCOUNT

The Separate Account was established on May 20, 1991, in accordance with authorization by the Board of Directors of Hartford. It is the Separate Account in which Hartford sets aside and invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Although the Separate Account is an integral part of Hartford, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve supervision by the Commission of the management or the investment practices or policies of the Separate Account or Hartford. The Separate Account meets the definition of "separate account" under federal securities law.



Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Hartford may conduct. So Contract Values allocated to the Sub-Accounts will not be affected by the rate of return of Hartford's General Account, nor by the investment performance of any of Hartford's other separate accounts. However, the obligations arising under the Contracts are general obligations of Hartford.

Your investment in the Separate Account is allocated to one or more Sub-Accounts as per your specifications. Each Sub-Account is invested exclusively in the shares of one underlying Fund. Net Premium Payments and proceeds of transfers between Funds are applied to purchase shares in the appropriate Fund at net asset value determined as of the end of the Valuation Period during which the payments were received or the transfer made. All distributions from the Funds are reinvested at net asset value. The value of your investment will therefore vary in accordance with the net income and the market value of the portfolios of the underlying Fund(s). During the Variable Annuity payout period, both your Annuity payments and reserve values will vary in accordance with these factors.


Hartford does not guarantee the investment results of the Funds or any of the underlying investments. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives and policies, each is subject to different risks. These risks are more fully described in the accompanying Trust Prospectus.


Hartford reserves the right, subject to compliance with the law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur only if shares of the Fund(s) become unavailable or if there are changes in applicable law or interpretations of law. Current law requires notification to you of any such substitution and approval of the Commission.

The Separate Account may be subject to liabilities arising from a Series of the Separate Account whose assets are attributable to other variable annuity Contracts or variable life insurance policies offered by the Separate Account which are not described in this Prospectus.

                                  THE FIXED ACCOUNT

THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets the General Account in accordance with applicable laws governing investments of Insurance Company General Accounts.



Currently, Hartford guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Hartford reserves the right to change the rate according to state insurance law. Hartford may credit a lower minimum interest rate according to state law. Hartford may credit interest at a rate in excess of 3% per year; however, Hartford is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that the Company may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates or return currently available and anticipated on the Company's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

                                     THE COMPANY

ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.


Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                                      THE FUNDS

The underlying investment for the Contracts are shares of Putnam Variable Trust, an open-end diversified series investment company with multiple portfolios ("Funds"). The underlying Funds corresponding to each Sub-Account and their investment objectives are described below. Hartford reserves the right, subject to compliance with the law, to offer additional funds with differing investment objectives. The Funds may not be available in all states.


PUTNAM VT ASIA PACIFIC GROWTH FUND


Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks or preferred stocks, and warrants to purchase common stocks or preferred stocks.


PUTNAM VT DIVERSIFIED INCOME FUND

Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government Sector, a High Yield Sector (which invests primarily in what are commonly known as "junk bonds"), and an

International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.


PUTNAM VT GLOBAL ASSET ALLOCATION FUND

Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

PUTNAM VT GLOBAL GROWTH FUND


Seeks capital appreciation through a globally diversified portfolio of common stocks.


PUTNAM VT GROWTH AND INCOME FUND

Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

PUTNAM VT HIGH YIELD FUND


Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities, constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.


PUTNAM VT INTERNATIONAL GROWTH FUND


Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.


PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND


Seeks capital growth, and a secondary objective if high current income, by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside the United States.


PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND


Seeks long term capital appreciation by investing in companies that have above-average growth prospects due to the fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, covertible bonds and other equity securities principally traded in securities markets outside the United States.


PUTNAM VT MONEY MARKET FUND

Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.


PUTNAM VT NEW OPPORTUNITIES FUND

Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

PUTNAM VT NEW VALUE FUND


Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.


PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY BOND FUND


Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investor Services, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.


PUTNAM VT UTILITIES GROWTH AND INCOME FUND


Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.


PUTNAM VT VISTA FUND


Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.


PUTNAM VT VOYAGER FUND


Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.



Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, and Putnam VT
Voyager Fund are generally managed in styles similar to other open-end investment companies which are managed by Putnam Management and whose shares are generally offered to the public. These other Putnam Funds may, however, employ different investment practices and may invest in securities different from those in which their counterpart Funds invest, and consequently will not have identical portfolios or experience identical investment results.



The Funds are available only to serve as the underlying investment for variable annuity and variable life Contracts. A full description of the Funds, their investment objectives, policies and restrictions, risks, charges and expenses and other aspects of their operation is contained in the accompanying Trust Prospectus which should be read in conjunction with this Prospectus before investing, and in the Trust's Statement of Additional Information which may be ordered without charge from Putnam Investor Services, Inc.


It is conceivable that in the future it may be disadvantageous for variable annuity separate accounts and variable life insurance separate accounts to invest in the Funds simultaneously. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable annuity Contract Owners or to variable life insurance Policy Owners, the Trust's Board of Trustees would monitor events in order to identify any material conflicts between such Contract Owners and Policy Owners and to determine what action, if any, should be taken in response thereto. If the Board of Trustees of the Funds were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity Contract Owners would not bear any expenses attendant upon establishment of such separate funds.


Putnam Management, One Post Office Square, Boston, MA, 02109, serves as the investment manager for the Funds. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate , Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

Subject to the general oversight of the Trustees of the Trust, Putnam Management manages the Funds' portfolios in accordance with their stated investment objectives and policies, makes investment decisions for the Funds, places orders to purchase and sell securities on behalf of the Funds, and administers the affairs of the Funds. For its services, the Funds pay Putnam Management a quarterly fee. See the accompanying Trust Prospectus for a more complete description of Putnam Management and the respective fees of the Funds.

                    OPERATION OF THE CONTRACT/ACCUMULATION PERIOD

PREMIUM PAYMENTS

The balance of each initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Hartford at its Home Office, P.O. Box 5085, Hartford, CT 06102-5085. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of each initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt or the entire Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.

Subsequent Premium Payments are priced on the Valuation Day received by Hartford in its Home Office or other designated administrative offices.

The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

The minimum initial Premium Payment is $1,000. Subsequent Premium Payments, if made, must be a minimum of $500. Certain plans may make smaller initial and subsequent periodic payments. Each Premium Payment may be split among the various Sub-Accounts and the Fixed Account subject to minimum amounts then in effect.

VALUE OF ACCUMULATION UNITS

The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period. You should refer to the Trust Prospectus which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.

The shares of the Fund are valued at net asset value on each Valuation Day. A description of the valuation methods used in valuing Fund shares may be found in the accompanying Prospectus of the Trust.

VALUE OF THE FIXED ACCOUNT

Hartford will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account. The minimum Fixed Account interest rate is 3%, compounded annually. Hartford may credit a lower minimum interest rates according to state law. Hartford, also may credit interest at rates greater than the minimum Fixed Account interest rate.

VALUE OF THE CONTRACT

The value of the Sub-Account investments under your Contract at any time prior to the commencement of Annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account.
The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited. You will be advised at least semi-annually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account Value, and the total value of your Contract.

TRANSFERS AMONG SUB-ACCOUNTS

You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. Transfers by telephone may be made by calling (800) 521-0538. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Hartford may permit the Contract Owner to preauthorize transfers among Sub-Accounts and between the Sub-Accounts and the Fixed Account under certain circumstances.
The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number. All transfer instructions by telephone are tape recorded.


The right to reallocate Contract Values between the Sub-Accounts is subject to modification if Hartford determines, in its sole discretion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners.

Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is presently required in any Sub-Account.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND THE SUB-ACCOUNTS

Subject to the restrictions set forth above, transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Hartford permits preauthorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. However, if any interest rate is renewed at a rate at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within sixty days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Hartford reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.

REDEMPTION/SURRENDER OF A CONTRACT

At any time prior to the Annuity Commencement Date, you have the right, subject to any IRS provisions applicable thereto, to surrender the value of the Contract in whole or in part. Surrenders are not permitted after Annuity payments commence EXCEPT that a full surrender is allowed when payments for a designated period (Option 4 or 5) are selected as the Annuity option.

FULL SURRENDERS. At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Option 4), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement. The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Contract Maintenance Fee, if applicable and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS. The Contract Owner may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract Value following a surrender is less than $500 (and, for Texas Contracts, there were no Premium Payments made during the preceding two Contract Years), Hartford may terminate the Contract and pay the Termination Value.


During the Contract Year, on a non-cumulative basis, partial surrenders of Contract Values of up to 10% of the aggregate Premium Payments made to the Contract may be made without being subject to the contingent deferred sales charge. Certain plans or programs may have different withdrawal privileges. Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect.

THERE ARE CERTAIN RESTRICTIONS ON SECTION 403(B) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL SECTION 403(B) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS A) ATTAINED AGE 59 1/2, B) TERMINATED EMPLOYMENT, C) DIED, D) BECOME DISABLED OR E) EXPERIENCED FINANCIAL HARDSHIP.

DISTRIBUTIONS DUE TO FINANCIAL HARDSHIP OR SEPARATION FROM SERVICE MAY STILL BE SUBJECT TO A PENALTY TAX OF 10%.

HARTFORD WILL NOT ASSUME ANY RESPONSIBILITY IN DETERMINING WHETHER A WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT TAX PENALTY, IN ANY PARTICULAR SITUATION; OR IN MONITORING WITHDRAWAL REQUESTS REGARDING PRE OR POST JANUARY 1, 1989 ACCOUNT VALUES.

ANY SUCH FULL OR PARTIAL SURRENDER DESCRIBED ABOVE MAY RESULT IN ADVERSE TAX CONSEQUENCES TO THE CONTRACT OWNER. THE CONTRACT OWNER, THEREFORE, SHOULD CONSULT WITH HIS TAX ADVISER BEFORE UNDERTAKING ANY SUCH SURRENDER. (SEE "FEDERAL TAX CONSIDERATIONS" COMMENCING ON PAGE __.)

Payment on any request for a full or partial surrender from the Sub-Accounts and/or the Fixed Account will be made as soon as possible and in any event no later than seven days after the written request is received by Hartford at its Home Office, Attn: Individual Annuity Operations, P.O. Box 5085, Hartford, CT 06102-5085. Hartford may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Hartford defers payment for more than 30 days, Hartford will pay interest of at least 3% per annum on the amount deferred. In requesting a partial withdrawal you should specify the Fixed Account and/or the Sub-Account(s) from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract. Within this context, the contingent deferred sales charges are taken from the Premium Payments in the order in which they were received:
from the earliest Premium Payments to the latest Premium Payments. (See "Contingent Deferred Sales Charges," page ____.)

                                    DEATH BENEFIT

The Contracts provide that in the event the Annuitant dies before the Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and either (a) there is no designated Contingent Annuitant, (b) the Contingent Annuitant predeceases the Annuitant, or (c) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive Minimum Death Benefit as determined on the date of receipt of due proof of death by Hartford in its Home Office. With regard to Joint Contract Owners, at the first death of a Joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different. If the deceased, the Annuitant or Contract Owner, as applicable, had attained age 85, then the Death Benefit will equal the Contract Value. However, if, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 85th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such Contract, reduced by any prior surrenders, or (c) the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any Premium Payments made and reduced by the dollar amount of any partial terminations since the immediately preceding Specified Contract Anniversary in all states except North Carolina where the Beneficiary will receive the greater of the Contract Value or the Premium Payments as set forth in (a) and (b) above.


Death Benefit proceeds will remain invested in the Separate Account in accordance with the allocation instructions given by the Certificate Owner until the proceeds are paid or Hartford receives new instructions from the Beneficiary. The death benefit may be taken in one sum, payable within 7 days after the date Due Proof of Death is received, or under any of the settlement options then being offered by the Company provided, however, that: (a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. Notwithstanding the foregoing, in the event of the Contract Owner's death where the sole

Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments.

If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

There may be postponement in the payment of death benefits wherever (a) the New York Stock Exchange is closed, except for holidays or weekends or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of disposal of securities not reasonably practicable.

For a discussion of the manner in which Annuity payments are determined and may vary from month to month see "Determination of Payment Amount," page ____.

                              CHARGES UNDER THE CONTRACT

CONTINGENT DEFERRED SALES CHARGES

There is no deduction for sales expenses from Premium Payments when made. However, a contingent deferred sales charge may be assessed against Contract Values when they are surrendered.

A Contract Owner who chooses to surrender a Contract in full who has not yet withdrawn the Annual Withdrawal Amount during the current Contract Year (as described at page __ below under the sub-heading "Payments Not Subject to Sales Charges") may, depending upon the amount of investment gain experienced under the Contract, reduce the amount of any contingent deferred sales charge paid by first withdrawing the Annual Withdrawal Amount and then requesting a full surrender of the Contract. Currently, regardless of whether a Contract Owner first requests a partial withdrawal of the Annual Withdrawal Amount, upon receiving a request for a full surrender of a Contract, Hartford assesses any applicable contingent deferred sales charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments under the Contract not previously withdrawn; and (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Contract Maintenance Fee.

The length of time from receipt of a Premium Payment to the time of surrender determines the contingent deferred sales charge. For this purpose, Premium Payments will be deemed to be surrendered in the order in which they are received and all surrenders will be first from Premium Payments and then from other Contract Values. The charge is a percentage of the amount withdrawn, not to exceed the aggregate amount of the Premium Payments made, and equals:

                        Length of Time
         CHARGE         from Premium Payment
         ------         --------------------
                        (Number of Years)
           7%                   1
           6%                   2

         5%                      3
         4%                      4
         3%                      5
         2%                      6
         1%                      7
         0%                      8 or more

No contingent deferred sales charge will be assessed on a distribution due to the death of the Annuitant or Contract Owner, or if Contract Values are applied to an Annuity option provided for under the Contract (except that a surrender out of Option 4 will be subject to a contingent deferred sales charge if applicable) or upon the exercise of the withdrawal privilege.

In the case of a redemption in which you request a certain dollar amount be withdrawn, the sales charge is deducted from the amount withdrawn and the balance is paid to you. Example: You request a total withdrawal of $1,000 and the applicable sales load is 5%. Your Sub-Account(s) and/or the Fixed Account will be reduced by $1,000 and you will receive $950 (i.e., the $1,000 total withdrawal less the 5% sales charge). This is also the method applicable on a full surrender of your Contract. In the case of a partial redemption in which you request to receive a specified amount, the sales charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) and/or the Fixed Account in order to provide you with the amount requested. Example: You request to receive $1,000 and the applicable sales charge is 5%. Your Sub-Account(s) and/or the Fixed Account will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 which results in a $52.63 sales charge ($1,052.63 x 5%) and a net amount paid to you of $1,000 as requested). This example does not take into account the Free Withdrawal Privilege described below.

The contingent deferred sales charges are used to cover expenses relating to the sale and distribution of the Contracts, including commissions paid to any distribution organization and its sales personnel, the cost of preparing sales literature and other promotional activities. To the extent that these charges do not cover such distribution expenses, the expenses will be borne by Hartford from its general assets, including surplus. The surplus might include profits resulting from unused mortality and expense risk charges.

FREE WITHDRAWAL PRIVILEGE

During any Contract year (on a non-cumulative basis), a Contract Owner may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments made to the Contract (as determined on the date of the requested withdrawal) without the application of the contingent deferred sales charge described above ("Annual Withdrawal Amount"). Certain plans or programs may have different withdrawal privileges. Any such withdrawal will be deemed to be from Contract Values other than Premium Payments. From time to time, Hartford may permit the Contract Owner to preauthorize partial surrenders subject to certain limitations then in effect. Additional surrenders or any surrender of the Contract Values in excess of such amount in any Contract Year during the period when contingent deferred sales charges are applicable will be subject to the appropriate charge as set forth above.

MORTALITY AND EXPENSE RISK CHARGE

Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Hartford's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Hartford's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Hartford.


For assuming these risks under the Contracts, Hartford will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract, including the payout period, (estimated at .90% for mortality and .35% for expense).


The mortality undertaking provided by Hartford under the Contracts, assuming the selection of one of the forms of life Annuities, is to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Hartford also assumes the liability for payment of a minimum death benefit under the Contract.


The mortality undertakings are based on Hartford's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its Contract obligations. In that event, a loss will fall on Hartford. Also, in the event of the death of an Annuitant or Contract Owner prior to age 85 and before the commencement of Annuity payments, whichever is earlier, Hartford can, in periods of declining value, experience a loss resulting from the assumption of the mortality risk relative to the minimum death benefit.


In providing an expense undertaking, Hartford assumes the risk that the contingent deferred sales charges and the Administration and Maintenance Fees for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ADMINISTRATION AND MAINTENANCE FEES

Hartford will deduct certain fees from Contract Values to reimburse it for expenses relating to the administration and maintenance of the Contract and the Fixed Account. For Contract maintenance, Hartford will deduct an annual fee of $25 on each Contract Anniversary on or before the Annuity Commencement Date.
The deduction will be made pro rata according to the value in each Sub-Account and the Fixed Account under a Contract. If during a Contract Year the Contract is surrendered for its full value, Hartford will deduct the Contract Maintenance Fee at the time of such surrender. For administration, Hartford makes a daily charge at the rate of .15% per annum against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

The types of expenses incurred by the Separate Account include, but are not limited to, expenses of issuing the Contract and expenses for confirmations, Contract quarterly statements, processing of transfers and surrenders, responding to Contract Owner inquiries, reconciling and depositing cash receipts, calculation and monitoring daily Sub-Account unit values, Separate Account reporting, including semiannual and annual reports and mailing and tabulation of shareholder proxy solicitations.

You should refer to the Trust Prospectus for a description of deductions and expenses paid out of the assets of the Trust's portfolios.

PREMIUM TAXES

A deduction is also made for Premium Tax, if applicable, imposed by a state or other governmental entity. Certain states impose a Premium Tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Hartford will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Hartford may deduct Premium Taxes at the time Hartford pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, or at the time the Contract annuitizes.

                                   ANNUITY BENEFITS

You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday except for certain states where deferral past age 85 is not permitted. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows the Contract Owner to change the Sub-Accounts on which variable payments are based after payments have commenced once every three (3) months. Any Fixed Annuity allocation may not be changed.

ANNUITY OPTIONS

The Contract contains the five optional Annuity forms described below. Options 2, 4 and 5 are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Hartford. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Option 1 to provide a life Annuity.

Under any of the Annuity options excluding Options 4 and 5, no surrenders are permitted after Annuity payments commence. Only full surrenders are allowed out of Option 4 and any such surrender will be subject to contingent deferred sales charges, if applicable. Full or partial withdrawals may be made from Option 5 at any time and contingent deferred sales charges will not be applied.

Option 1:  Life Annuity

A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This options offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

Option 2:  Life Annuity with 120, 180 or 240 Monthly Payments Certain

This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved Hartford.

Option 3:  Joint and Last Survivor Annuity

An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Hartford, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.


Option 4:  Payments for a Designated Period

An amount payable monthly for the number of years selected which may be from 5 to 30 years. Under this option, you may, at any time, surrender the Contract and receive, within seven days, the Termination Value of the Contract as determined by Hartford.


In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved Hartford.

Option 4 is an option that does not involve life contingencies and thus no mortality guarantee.

Charges made for the mortality undertaking under the Contracts thus provide no real benefit to a Contract Owner.

Option 5:  Death Benefit Remaining with Hartford


Proceeds from the Death Benefit may be left with Hartford for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Hartford, minus any withdrawals.


Hartford may offer other annuity options from time to time.

THE ANNUITY UNIT AND VALUATION

The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor (See "Valuation of Accumulation Units," commencing on page ____) for the day for which the Annuity Unit value is being calculated and (2) a factor to neutralize the assumed investment rate of 4.00% per annum discussed below.

DETERMINATION OF PAYMENT AMOUNT

When Annuity payments are to commence, the value of the Contract is determined as the sum of the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first Annuity payment is due plus the product of the value of the Accumulation Unit of each Sub-Account on that same day, and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of Annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Annuity selected. The Contract contains Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 4% per annum.

The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

Fixed Annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account (less applicable Premium Taxes) by a rate to be determined by Hartford which is no less than the rate specified in the Annuity tables in the Contract. The Annuity payment will remain level for the duration of the Annuity.

The amount of the first monthly Variable Annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

THE A.I.R. ASSUMED IN THE MORTALITY TABLES WOULD PRODUCE LEVEL VARIABLE ANNUITY PAYMENTS IF THE INVESTMENT RATE REMAINED CONSTANT. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

                              FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE CONTRACT IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE, OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT DESCRIBED HEREIN.


It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Contracts cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. The discussion here and in Appendix I commencing on page ___ is based on Hartford's understanding of existing federal income tax laws as they are currently interpreted.


B.  TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT


The Separate Account is taxed as part of Hartford which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units" commencing on page ___). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C.TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.


1.NON-NATURAL PERSONS, CORPORATIONS, ETC. Section 72 contains provisions for Contract Owners which are non-natural persons. Non-natural persons include corporations, trusts, and partnerships. The annual net increase in the value of the Contract is currently includable in the gross income of a non-natural person unless the non-natural person holds the Contract as an agent for a natural person. There is an exception from current inclusion for certain annuities held by structured settlement companies, certain annuities held by an employer with respect to a terminated qualified retirement plan, and certain immediate annuities. A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.


If the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions which are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner.

2. OTHER CONTRACT OWNERS (NATURAL PERSONS). A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

         i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

         ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

         iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c., below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

         iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

         v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.
              This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE. Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

         i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

         ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

         iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS. Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may
         be treated as a new Contract for this purpose.   Hartford believes
         that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d.   10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
         PAYMENTS.

         i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to 10% of the portion of the amount includable in gross income, unless an exception applies.

         ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

              1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

              2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

              3. Distributions attributable to a recipient's becoming disabled.

              4. A distribution that is part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's Beneficiary).

              5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

         e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS
              PURCHASED PRIOR TO AUGUST 14, 1982.    If the Contract was
              obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
              (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment,
              (3) then from the remaining "income on the contract," and (4)
              last from the remaining "investment in the contract."   As a
              result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income., In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

         f.   REQUIRED DISTRIBUTIONS

              i.   Death of Contract Owner or Primary Annuitant

                   Subject to the alternative election or spouse beneficiary provisions in ii. or iii., below:

                   1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

                   2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after such death; and

                   3. If the Contract Owner is not an individual, then for purposes of 1. or 2., above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

              ii.  Alternative Election to Satisfy Distribution Requirements

                   If any portion of the interest of a Contract Owner described in i., above, is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. The election and payments must begin within a year of the death.

              iii. Spouse Beneficiary

                   If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i., above.

    3. DIVERSIFICATION REQUIREMENTS. Section 817 of the Code provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Contract is not treated as an annuity contract, the Contract Owner will be subject to income tax on the annual increases in cash value.

         The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

         A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the Contract Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

         Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

    4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT. In order for a variable annuity contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

         Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 do not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Contract Owner could be considered the owner of the assets for tax purposes. Hartford reserves the right to modify the contracts, as necessary, to prevent Contract Owners from being considered the owners of the assets in the separate accounts.

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution which is taxable income to the recipient will be subject to federal income tax withholding, pursuant to Section 3405 of the Code. The application of this provision is summarized below:


    1. NON-PERIODIC DISTRIBUTIONS. The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax.

         Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.


    2. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR). The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I, commencing on page ____, for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity purchase.

                                   GENERAL MATTERS

ASSIGNMENT


Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the assignment proceeds to income taxes and certain penalty taxes. (See "Federal Tax Considerations -- Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans," page ___.)


MODIFICATION

Hartford reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Hartford is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification

Hartford will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.


DELAY OF PAYMENTS

There may be postponement of a surrender payment or death benefit whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation or disposal of securities not reasonably practicable.

VOTING RIGHTS

Hartford is the legal owner of all Fund shares held in the Separate Account. As the owner, Hartford has the right to vote at the Funds' shareholder meetings. However, to the extent required by federal securities laws or regulations, Hartford will:

1. Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner, and

2. Vote shares attributable to a Contract for which no voting instructions are received in the same proportion as shares for which instructions are received.

If any federal securities laws or regulations, or their present interpretation change to permit Hartford to vote Fund shares in its own right, Hartford may elect to do so.



Hartford will notify you of any Fund shareholders' meeting if the shares held for your account may be voted at such meetings. Hartford will also send proxy materials and a form of instruction by means of which you can instruct Hartford with respect to the voting of the Fund shares held for your account.



In connection with the voting of Fund shares held by it, Hartford will arrange for the handling and tallying of voting instructions received from Contract Owners. Hartford as such, shall have no right, except as hereinafter provided, to vote any Fund shares held by it hereunder which may be registered in its name or the names of its nominees. Hartford will, however, vote the Fund shares held by it in accordance with the instructions received from the Contract Owners for whose accounts the Fund shares are held.



If a Contract Owner desires to attend any meeting at which shares held for the Contract Owner's benefit may be voted, the Contract Owner may request Hartford to furnish a proxy or otherwise arrange for the exercise of voting rights with respect to the Fund shares held for such Contract Owner's account. In the event that the Contract Owner gives no instructions or leaves the manner of voting discretionary, Hartford will vote such shares of the appropriate Fund in the same proportion as shares of that Fund for which instructions have been received. During the Annuity period under a Contract the number of votes will decrease as the assets held to Fund Annuity benefits decrease.


DISTRIBUTION OF THE CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly-owned subsidiary of Hartford Life Insurance Company. The principal business address of HSD is the same as Hartford.



The securities will be sold by salespersons of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.


HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.


Commissions will be paid by Hartford and will not be more than 6% of Premium Payments.



From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.

OTHER CONTRACTS OFFERED

In addition to the Contracts described in this Prospectus, it is contemplated that other forms of group or individual Variable Annuities may be sold providing benefits which vary in accordance with the investment experience of the Separate Account.

CUSTODIAN OF SEPARATE ACCOUNT ASSETS

The assets of the Separate Account are held by Hartford under a safekeeping arrangement.

LEGAL PROCEEDINGS

There are no material legal proceedings pending to which the Separate Account is a party.


LEGAL COUNSEL


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, General Counsel and Secretary, Hartford Life Insurance Companies, P.O. Box 2999, Hartford, Connecticut 06104-2999.


EXPERTS


The audited financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles.
Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life and Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ADDITIONAL INFORMATION

Inquiries will be answered by calling your representative or by writing:

    ITT Hartford Life and Annuity Insurance Company
    Attn:  Individual Annuity Operations
    P.O. Box 5085
    Hartford, CT 06102-5085
    Telephone:  (800) 862-6668

                                      APPENDIX I

                      INFORMATION REGARDING TAX-QUALIFIED PLANS


         The tax rules applicable to tax qualified contract owners, including restrictions on contributions and distributions, taxation of distributions, and tax penalties, vary according to the type of plan as well as the terms and conditions of the plan itself. Various tax penalties may apply to contributions in excess of specified limits, to distributions in excess of specified limits, distributions which do not satisfy certain requirements and certain other transactions with respect to qualified plans. Accordingly, this summary provides only general information about the tax rules associated with use of the Contract by a qualified plan. Contract owners, plan participants, and beneficiaries are cautioned that the rights and benefits of any person to benefits are controlled by the terms and conditions of the plan regardless of the terms and conditions of the Contract. Some qualified plans are subject to distribution and other requirements which are not incorporated into Hartford's administrative procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Because of the complexity of these rules, owners, participants and beneficiaries are encouraged to consult their own tax advisers as to specific tax consequences.

A.  QUALIFIED PENSION PLANS

    Provisions of the Code permit eligible employers to establish pension or profit sharing plans (described in Section 401(a) and 401(k), if applicable, and exempt from taxation under Section 501(a) of the Code), and Simplified Employee Pension Plans (described in Section 408(k)). Such plans are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Corporate employers intending to use these contracts in connection with such plans should seek competent advice.

B.  TAX SHELTERED ANNUITIES UNDER SECTION 403(b)

    Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, exclude such contributions from gross income. Generally, such contributions may not exceed the lesser of $9,500 or 20% of the employees "includable compensation" for his most recent full year of employment, subject to other adjustments. Special provisions may allow some employees to elect a different overall limitation.

    Tax-sheltered annuity programs under Section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT unless such distribution is made:

    (1)  after the participating employee attains age 59 1/2;
    (2)  upon separation from service;

    (3)  upon death or disability; or
    (4)  in the case of hardship.

    The above restrictions apply to distributions of employee contributions made after December 31, 1988, earnings on those contributions, and earnings on amounts attributable to employee contributions held as of December 31, 1988. They do not apply to distributions of any employer or other after-tax contributions, employee contributions made on or before December 31, 1988, and earnings credited to employee contributions before December 31, 1988.

C.  DEFERRED COMPENSATION PLANS UNDER SECTION 457

    Employees and independent contractors performing services for such employers may contribute on a before tax basis to the Deferred Compensation Plan of their employer in accordance with the employer's plan and Section 457 of the Code. Section 457 places limitations on contributions to Deferred Compensation Plans maintained by a State ("State" means a State, a political sub-division of a State, and an agency or instrumentality of a State or political sub-division of a State) or other tax-exempt organization. Generally, the limitation is 33 1/3% of includable compensation (typically 25% of gross compensation) or $7,500 (indexed), whichever is less. The plan may also provide for additional "catch-up" deferrals during the three taxable years ending before a Participant attains normal retirement age.


    An employee electing to participate in a Deferred Compensation Plan should understand that his or her rights and benefits are governed strictly by the terms of the plan and that the employer is the legal owner of any contract issued with respect to the plan. The employer, as owner of the contract(s), retains all voting and redemption rights which may accrue to the contract(s) issued with respect to the plan. The participating employee should look to the terms of his or her plan for any charges in regard to participating therein other than those disclosed in this Prospectus. Participants should also be aware that effective August 20, 1996, the Small Business Job Protection Act of 1996 requires that all assets and income of an eligible Deferred Compensation Plan established by a governmental employer which is a State, a political subdivision of a State, or any agency or instrumentality of a State or political subdivision of a State, must be held in trust (or under certain specified annuity contracts or custodial accounts) for the exclusive benefit of Participants and their Beneficiaries. Special transition rules apply to such governmental Deferred Compensation Plans already in existence on August 20, 1996, and provide that such plans need not establish a trust before January 1, 1999. However, this requirement does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) organization and such amounts will be subject to the claims of such tax-exempt employer's general creditors.


    IN GENERAL, DISTRIBUTIONS FROM A SECTION 457 DEFERRED COMPENSATION PLAN ARE PROHIBITED UNLESS MADE AFTER THE PARTICIPATING EMPLOYEE ATTAINS THE AGE SPECIFIED IN THE PLAN, SEPARATES FROM SERVICE, DIES, OR SUFFERS AN UNFORESEEABLE FINANCIAL EMERGENCY. PRESENT FEDERAL TAX LAW DOES NOT ALLOW TAX-FREE TRANSFERS OR ROLLOVERS FOR AMOUNTS ACCUMULATED IN A SECTION 457 PLAN EXCEPT FOR TRANSFERS TO OTHER SECTION 457 PLANS IN LIMITED CASES.

D.  INDIVIDUAL RETIREMENT ANNUITIES UNDER SECTION 408

    Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("IRAs"). IRAs are subject to limitations on the amount that may be contributed, the contributions that may be deducted from taxable income, the persons who may be eligible and the time when distributions may commence. Also, distributions from certain qualified plans may be "rolled-over" on a tax-deferred basis into an IRA.

    IRA's generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an enhanced Death Benefit that may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. For Contracts issued in most states, Hartford has obtained approval from the Internal Revenue Service to use the Contract as an IRA. For Contracts issued in New York, Hartford has asked the Internal Revenue Service to approve use of the Contract as an IRA, but there is no assurance that approval will be granted.

E.  TAX PENALTIES

    Distributions from retirement plans are generally taxed under Section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution which bears the same ratio as the after-tax contributions bear to the expected return.

    1.   PREMATURE DISTRIBUTION

         Distributions from a qualified plan before the Participant attains age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty does not apply to distributions made after the employee's death, on account of disability, for eligible medical expenses and distributions in the form of a life annuity and, except in the case of an IRA, certain distributions after separation from service at or after age 55. A life annuity is defined as a scheduled series of substantially equal periodic payments for the life or life expectancy of the Participant (or the joint lives or life expectancies of the Participant and Beneficiary).

    2.   MINIMUM DISTRIBUTION TAX

         If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% tax on the amount that was not properly distributed.

         An individual's interest in a retirement plan must generally be distributed, or begin to be distributed, not later than April 1 of the calendar year following the later of (i) the calendar year in which the individual attains age 70 1/2 or (ii) the calendar year in which the individual retires from service with the employer sponsoring the plan ("required beginning date"). However, the required beginning date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2. The entire interest of the Participant must be distributed beginning no later than this required beginning date over a period which may not extend beyond a maximum of the life expectancy of the Participant and a designated Beneficiary. Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.


         If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated Beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the Beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

         If an individual dies after reaching his or her required beginning date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

    3.   EXCESS DISTRIBUTION TAX

         If the aggregate distributions from all IRAs and certain other qualified plans in a calendar year exceed the greater of (i) $150,000, or (ii) $112,500 as indexed for inflation, a penalty tax of 15% is generally imposed on the excess portion of the distribution.

    4.   WITHHOLDING

         Periodic distributions from a qualified plan lasting for a period of ten or more years are generally subject to voluntary income tax withholding. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form. Otherwise, the amount withheld on such distributions is determined at the rate applicable to wages as if the recipient were married claiming three exemptions.

         Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient may elect not to have withholding apply.

         Nonperiodic distributions from other qualified plans are generally subject to mandatory income tax withholding at the flat rate of 20% unless such distributions are:

         (1)  the non-taxable portion of the distribution;
         (2)  required minimum distributions;
         (3)  eligible rollover distributions.

         Eligible rollover distributions are direct payments to an IRA or to another qualified employer plan.

         In general, distributions from plans described in Section 457 of the Code are subject to regular wage withholding rules.

                                  TABLE OF CONTENTS
                                          TO
                         STATEMENT OF ADDITIONAL INFORMATION


Section                                                                Page
-------                                                                ----

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

DESCRIPTION OF ITT HARTFORD LIFE AND
   ANNUITY INSURANCE COMPANY . . . . . . . . . . . . . . . . . . . . . . .

SAFEKEEPING OF ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS. . . . . . . . . . . . . . . . . . . . . . . . .




CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . .

THIS FORM MUST BE COMPLETED FOR ALL TAX SHELTERED ANNUITIES.


                        SECTION 403(b)(11) ACKNOWLEDGMENT FORM


The Hartford variable annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1989 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

       a.  attained age 59 1/2
       b.  terminated employment
       c.  died, or
       d.  become disabled.

Distributions of post December 31, 1988 contributions may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

       ITT Hartford Life and Annuity Insurance Company
       Individual Annuity Operations
       P.O. Box 5085
       Hartford, CT 06102-5085

-------------------------------------------------------


Name of Contract Owner/Participant
Address
City or Plan/School District
Date:

                             ----------------------------


To Obtain a Statement of Additional Information, please complete the form below and mail to:

       ITT Hartford Life and Annuity Insurance Company
       Attn:  Individual Annuity Operations
       P.O. Box 5085
       Hartford, CT 06102-5085

Please send a Statement of Additional Information for PCM Capital Manager Variable Annuity to me at the following address:



-----------------------------------------
Name


-----------------------------------------
Address


-----------------------------------------
City/State                     Zip Code





                             ----------------------------

                                        PART B
                         STATEMENT OF ADDITIONAL INFORMATION

                   ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO

This Statement of Additional Information is not a Prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to ITT Hartford Life and Annuity Insurance Company, Attn: Individual Annuity Operations, P.O. Box 5085, Hartford, CT 06102-5085.



Date of Prospectus:  May 1, 1997

Date of Statement of Additional Information:   May 1, 1997

                               TABLE OF CONTENTS


SECTION                                                                     PAGE
-------                                                                     ----

INTRODUCTION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

DESCRIPTION OF ITT HARTFORD LIFE AND ANNUITY
   INSURANCE COMPANY. . . . . . . . . . . . . . . . . . . . . . . . . . .

SAFEKEEPING OF ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS. . . . . . . . . . . . . . . . . . . . . .

DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . . . . . . . . . .


CALCULATION OF YIELD AND RETURN . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS . . . . . . . . . . . . . . . . . . . . . . . . .

FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . . . . . . .

                                     INTRODUCTION


The tax deferred variable annuity contracts described in the Prospectus are designed to provide Annuity benefits to individuals who have established or wish to establish retirement programs which may or may not qualify for special federal income tax treatment. The Annuitant under these contracts may receive Annuity benefits in accordance with the Annuity option selected and the retirement program, if any, under which the contracts have been purchased. Annuity payments under a contract will begin on a particular future date which may be selected at any time under the contract or automatically when the Annuitant reaches age 90, except in certain states where deferral past age 85 is not permitted. There are several alternative annuity payment options available under the contract (see "Annuity Options," page ___ of the Prospectus).


The Premium Payments under a contract, less any applicable Premium Taxes, will be applied to the Separate Account and/or the Fixed Account. Accordingly, the net Premium Payment under the contract will be applied to purchase interests in one or more of the following ten portfolios ("Funds") of Putnam Capital Manager Trust, an open-end diversified series investment company: PCM Diversified Income Fund, PCM Global Asset Allocation Fund, PCM Global Growth Fund, PCM Growth and Income Fund, PCM High Yield Fund, PCM Money Market Fund, PCM New Opportunities Fund, PCM U.S. Government and High Quality Bond Fund, PCM Utilities Growth and Income Fund, and PCM Voyager Fund.

Shares of the Funds are purchased by the Separate Account without the imposition of any additional sales charge. The value of a contract depends on the value of the shares of the Fund held by the Separate Account pursuant to that contract. As a result, the Contract Owner bears the investment risk since market value of the shares may increase or decrease.


The contracts provide that in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant, or the Contingent Annuitant predeceases the Annuitant, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the Contract Value determined on the date of receipt of due proof of death by ITT Hartford Life and Annuity Insurance Company in its Home Office. However, if, upon death prior to the Annuity Commencement Date, the Annuitant or Contract Owner, as applicable, had not attained his 85th birthday, the Beneficiary will receive the greater of (a) the Contract Value determined as of the day written proof of death of such person is received by Hartford, or (b) 100% of the total Premium Payments made to such contract, reduced by any prior surrenders, or (c) the Contract Value on the Specified Contract Anniversary immediately preceding the date of death, increased by the dollar amount of any Premium Payments made and reduced by the dollar amount of any partial terminations since the immediately preceding Specified Contract Anniversary.

            DESCRIPTION OF ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

ITT Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. On January 1, 1998, Hartford's name will change to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately owned by ITT Hartford Group, Inc., a Delaware corporation. Subject to shareholder approval on May 2, 1997, the name of ITT Hartford Group, Inc. will change to The Hartford Financial Services Group, Inc.

Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts of the Separate Account. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                                SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Hartford. These assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements included in this Statement of Additional Information and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life & Annuity Insurance Company which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. Reference is made to said report on the statutory-basis financial statements of ITT Hartford Life & Annuity Insurance Company (the Depositor), which includes an explanatory paragraph with respect to the change in valuation method in determining aggregate reserves for future benefits in 1994, as discussed in Note 1 of Notes to Statutory Financial Statements. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



                              DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account, and will offer the Contracts on a continuous basis.

HSD is a wholly-owned subsidiary of Hartford Life Insurance Company. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD who represent Hartford as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.
HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

                           CALCULATION OF YIELD AND RETURN

YIELD OF THE PCM MONEY MARKET FUND SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" of a hypothetical account having a balance of one unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued dividends as declared by the underlying funds, less expense and Contract charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                               365/7
    Effective Yield = [(Base Period Return + 1)      ] - 1

The Money Market Fund Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.


The Diversified Income Fund, Global Asset Allocation Fund, Growth and Income Fund, High Yield Fund, Utilities Growth and Income Fund, and U.S. Government and High Quality Bond Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Funds.

CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information", total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years, and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

                               PERFORMANCE COMPARISONS


YIELD AND TOTAL RETURN. The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. Index performance is not representative of the performance of the Sub-Account to which it is compared and is not adjusted for commissions and other costs. Portfolio holdings of the Sub-Account will differ from those of the index to which it is compared. Performance comparison indices include the following:


The Consumer Price Index, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

The Dow Jones Industrial Average is an unmanaged list of 30 common stocks frequently used as a general measure of stock market performance. Its performance figures reflect changes of market prices and reinvestment of all distributions.


Lehman Brothers Corporate Bond Index is an unmanaged list of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which PCM High Yield Fund customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. The performance figures of the index reflect changes in market prices and reinvestment of all interest payments.


The Lehman Brothers Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency. The index does not include bonds in certain of the lower-rating classifications in which PCM High Yield Fund invests. Its performance figures reflect changes in market prices and reinvestment of all interest payments.

Morgan Stanley Capital International World Index is an unmanaged list of approximately 1,450 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars. Performance figures reflect changes in market prices and reinvestment of distributions net of withholding taxes. The securities in the index change over time to maintain representativeness.

The NASDAQ-OTC Industrial Average (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded. Its performance figures reflect changes of market prices but do not reflect reinvestment of cash dividends.

Salomon Brothers Long-Term High-Grade Corporate Bond Index is an unmanaged list of publicly traded corporate bonds having a rating of at least AA by Standard & Poors's or Aa by Moody's and is frequently used as general measure of the performance of fixed-income securities. The average quality of bonds included in the index may be higher than the average quality of those bonds in which PCM High Yield customarily invests. The index does not include bonds in certain of the lower rating classifications in which the Fund may invest. Performance figures for the index reflect changes of market prices and reinvestment of all distributions.

The Salomon Brothers 7-10 Year Government Bond Index is an unmanaged list of U.S. Government and government agency securities with maturities of 7 to 10 years. Performance figures for the index reflect changes of market prices and reinvestment of all interest payments. The Standard & Poor's Composite Index of 500 stocks (the "S&P 500") a market value-weighted and unmanaged index showing changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange. Its performance figures reflect changes of market prices and reinvestment of all regular cash dividends.


The Standard & Poor's 40 Utilities Index is unmanaged list of 40 utility stocks. The Index assumes reinvestment of all distributions and reflects changes in market prices but does not take into account brokerage commissions or other fees. PCM Utilities Growth and Income Fund's telephone and electric utility stocks are generally held in the same proportion as the telephone and electric stocks in the S&P Utilities Index. However, there are some utility stocks held by the Fund that are not part of the Index.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors of
ITT Hartford Life and Annuity Insurance Company:



We have audited the accompanying statutory-basis balance sheets of ITT Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of income, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



The Company presents its financial statements in conformity with statutory accounting practices as described in Note 1 of notes to statutory-basis financial statements. When statutory-basis financial statements are presented for purposes other than for filing with a regulatory agency, generally accepted auditing standards require that an auditors' report on them state whether they are presented in conformity with generally accepted accounting principles. The accounting practices used by the Company vary from generally accepted accounting principles as explained and quantified in Note 1. In our opinion, because the differences in accounting practices as described in Note 1 are material, the statutory-basis financial statements referred to above do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996.



However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with statutory accounting practices as described in Note 1.



As discussed in Note 1 of notes to statutory financial statements, during 1994, the Company changed its valuation method in determining aggregate reserves for future benefits.



                                         ARTHUR ANDERSEN LLP



Hartford, Connecticut
February 10, 1997

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                      STATUTORY BASIS STATEMENTS OF INCOME


                                                   FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                            ----------------------------------
                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                          ($000)
 Revenues
   Premiums and Annuity Considerations....  $  250,244  $  165,792  $  442,173
   Annuity and Other Fund Deposits........   1,897,347   1,087,661     608,685
   Net Investment Income..................      98,441      78,787      29,012
   Commissions and Expense Allowances on
    Reinsurance Ceded.....................     370,637     183,380     154,527
   Reserve Adjustment on Reinsurance
    Ceded.................................   3,864,395   1,879,785   1,266,926
   Other Revenues.........................     161,906     140,796      41,857
                                            ----------  ----------  ----------
     Total Revenues.......................   6,642,970   3,536,201   2,543,180
                                            ----------  ----------  ----------
 Benefits and Expenses
   Death and Annuity Benefits.............      60,111      53,029       7,948
   Surrenders and Other Benefit
    Payments..............................     276,720     221,392     181,749
   Commissions and Other Expenses.........     491,720     236,202     186,303
   Increase in Reserves for Future
    Benefits..............................      27,351      94,253     416,748
   Increase in Liability for Premium and
    Other Deposit Funds...................     207,156     460,124     182,934
   Net Transfers to Separate Accounts.....   5,492,964   2,414,669   1,541,419
                                            ----------  ----------  ----------
     Total Benefits and Expenses..........   6,556,022   3,479,669   2,517,101
                                            ----------  ----------  ----------
 Net Gain from Operations Before Federal
  Income Tax Expense......................      86,948      56,532      26,079
   Federal Income Tax Expense.............      19,360      14,048      24,038
                                            ----------  ----------  ----------
 Net Gain from Operations.................      67,588      42,484       2,041
   Net Realized Capital Gains (Losses)....         407         374          (2)
                                            ----------  ----------  ----------
 Net Income...............................  $   67,995  $   42,858  $    2,039
                                            ----------  ----------  ----------
                                            ----------  ----------  ----------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         STATUTORY BASIS BALANCE SHEETS


                                                       AS OF DECEMBER 31,
                                                     -----------------------
                                                        1996         1995
                                                     -----------  ----------
                                                             ($000)
 Assets
   Bonds...........................................  $ 1,268,480  $1,226,489
   Common Stocks...................................       44,996      39,776
   Policy Loans....................................       28,853      22,521
   Cash and Short-Term Investments.................      176,830     173,304
   Other Invested Assets...........................        2,858      13,432
                                                     -----------  ----------
     Total Cash and Invested Assets................    1,522,017   1,475,522
                                                     -----------  ----------
   Investment Income Due and Accrued...............       14,555      18,021
   Premium Balances Receivable.....................          373         402
   Receivables from Affiliates.....................          257       8,182
   Other Assets....................................       19,099      25,907
   Separate Account Assets.........................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Assets..................................  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------
 Liabilities
   Aggregate Reserves for Future Benefits..........  $   571,970  $  542,082
   Policy and Contract Claims......................        6,806       8,223
   Liability for Premium and Other Deposit Funds...    1,155,143     948,361
   Asset Valuation Reserve.........................        7,442       8,010
   Payable to Affiliates...........................       10,022       3,682
   Other Liabilities...............................     (498,195)   (220,658)
   Separate Account Liabilities....................   14,619,324   7,324,910
                                                     -----------  ----------
     Total Liabilities.............................   15,872,512   8,614,610
                                                     -----------  ----------
 Capital and Surplus
   Common Stock....................................        2,500       2,500
   Gross Paid-In and Contributed Surplus...........      226,043     226,043
   Unassigned Funds................................       74,570       9,791
                                                     -----------  ----------
     Total Capital and Surplus.....................      303,113     238,334
                                                     -----------  ----------
   Total Liabilities and Capital and Surplus.......  $16,175,625  $8,852,944
                                                     -----------  ----------
                                                     -----------  ----------



   The accompanying notes are an integral part of these financial statements.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

          STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS


                                             FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------
                                              1996         1995         1994
                                            ---------    ---------    --------
                                                          ($000)
 Capital and Surplus -- Beginning of
  Year...................................   $ 238,334    $  91,285    $ 88,693
                                            ---------    ---------    --------
   Net Income............................      67,995       42,858       2,039
   Change in Net Unrealized Capital
    (Losses) Gains on Common Stocks......      (5,171)       1,709        (133)
   Change in Asset Valuation Reserve.....         568       (5,588)     (1,356)
   Change in Non-Admitted Assets.........       1,387       (1,944)     (8,599)
   Change in Reserve (Valuation Basis)...          --           --      10,659
   Aggregate Write-ins for Surplus.......          --        8,080         (18)
   Dividends to Shareholder..............          --      (10,000)         --
   Paid-In Surplus.......................          --      111,934          --
                                            ---------    ---------    --------
     Change in Capital and Surplus.......      64,779      147,049       2,592
                                            ---------    ---------    --------
 Capital and Surplus -- End of Year......   $ 303,113    $ 238,334    $ 91,285
                                            ---------    ---------    --------
                                            ---------    ---------    --------



   The accompanying notes are an integral part of these financial statements.

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                    STATUTORY BASIS STATEMENTS OF CASH FLOWS


                                                FOR THE YEARS ENDED DECEMBER 31,
                                            -----------------------------------------
                                               1996           1995           1994
                                            -----------    -----------    -----------
                                                             ($000)
 Operations
   Premiums, Annuity Considerations and
    Other Fund Deposits..................   $ 2,147,627    $ 1,253,511    $ 1,050,493
   Net Investment Income.................       106,178         78,328         24,519
   Other Revenues........................     4,396,892      2,253,466      1,515,700
                                            -----------    -----------    -----------
     Total Revenues......................     6,650,697      3,585,305      2,590,712
                                            -----------    -----------    -----------
   Benefits Paid.........................       338,998        277,965        181,205
   Federal Income Taxes Paid on
    Operations...........................        28,857        208,423         20,634
   Other Expenses........................     6,254,139      2,664,385      1,832,905
                                            -----------    -----------    -----------
     Total Benefits and Expenses.........     6,621,994      3,150,773      2,034,744
                                            -----------    -----------    -----------
     Net Cash from Operations............        28,703        434,532        555,968
                                            -----------    -----------    -----------
 Proceeds from Investments
   Bonds.................................       871,019        287,941         87,747
   Common Stocks.........................        72,100             52             --
   Other.................................            10             28             40
                                            -----------    -----------    -----------
     Total Investment Proceeds...........       943,129        288,021         87,787
                                            -----------    -----------    -----------
 Taxes (Paid) Received on Capital (Gains)
  Losses.................................          (936)          (226)            96
 Paid-In Surplus.........................            --        111,934             --
 Other Cash Provided.....................        41,998         28,199         30,554
                                            -----------    -----------    -----------
     Total Proceeds......................     1,012,894        862,460        674,405
                                            -----------    -----------    -----------
 Cost of Investments Acquired
   Bonds.................................       914,523        720,521        595,181
   Common Stocks.........................        82,495         35,794            808
   Miscellaneous Applications............           130          2,146          2,523
                                            -----------    -----------    -----------
     Total Investments Acquired..........       997,148        758,461        598,512
                                            -----------    -----------    -----------
 Other Cash Applied
   Dividends Paid to Shareholders........            --         10,000             --
   Other.................................        12,220          5,007         24,813
                                            -----------    -----------    -----------
     Total Other Cash Applied............        12,220         15,007         24,813
                                            -----------    -----------    -----------
       Total Applications................     1,009,368        773,468        623,325
                                            -----------    -----------    -----------
 Net Change in Cash and Short-Term
  Investments............................         3,526         88,992         51,080
 Cash and Short-Term Investments,
  Beginning of Year......................       173,304         84,312         33,232
                                            -----------    -----------    -----------
 Cash and Short-Term Investments, End of
  Year...................................   $   176,830    $   173,304    $    84,312
                                            -----------    -----------    -----------
                                            -----------    -----------    -----------



   The accompanying notes are an integral part of these financial statements.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1996
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)


---------------------------------------------------

 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION



    ITT Hartford Life and Annuity Insurance Company ("ILA" or "the Company"), formerly known as ITT Life Insurance Corporation, is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("Hartford Life"), which is ultimately owned by ITT Hartford Group, Inc. ("The Hartford"), formerly a wholly owned subsidiary of ITT Corporation ("ITT"). On February 10, 1997, The Hartford announced its plans to sell up to 20% of Hartford Life to the public. On December 19, 1995, ITT Corporation distributed all the outstanding shares of The Hartford to ITT shareholders of record in an action known herein as the "Distribution". As a result of the Distribution, The Hartford became an independent, publicly traded company. During 1996, ILA re-domesticated from the State of Wisconsin to the State of Connecticut.



    ILA offers a complete line of ordinary and universal life insurance, individual annuities and certain supplemental accident and health benefit coverages.



BASIS OF PRESENTATION



    The accompanying ILA statutory-basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance.



    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.



    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:



    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, premium taxes, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life of the policy;



    (2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, generally, for universal life policies and investment products, are only recorded for policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders and the retrospective deposit method is used in accounting for universal life and other types of contracts where the payment pattern is irregular or surrender charges are a significant source of profit. The prospective deposit method is used for GAAP purposes where investment margins are the primary source of profit;



    (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used for GAAP financial reporting;



    (4) providing for income taxes based on current taxable income (tax return) only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes;



    (5) excluding certain GAAP assets designated as non-admitted assets (e.g., past due agents' balances and furniture and equipment) from the balance sheet for statutory purposes by directly charging surplus;



    (6) establishing accruals for post-retirement and post-employment health care benefits on an option basis, using a twenty year phase-in approach, whereas GAAP liabilities are required to be recorded;



    (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve); as well as the deferral and amortization of realized gains and losses, motivated by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve); whereas on a GAAP basis, no such formula reserve is required and

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    realized gains and losses are recognized in the period the asset is sold;



    (8) the reporting of reserves and benefits net of reinsurance ceded, where risk transfer has taken place; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;



    (9) the reporting of fixed maturities at amortized cost, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's fixed maturities were classified on a GAAP basis as "available-for- sale" and accordingly, those investments were reflected at fair value with the corresponding impact included as a component of Stockholder's Equity designated as "Net unrealized capital
    (loss)/ gain on investments, net of tax". For statutory reporting purposes, Net Unrealized Capital Losses (Gains) on Common Stocks represent unrealized losses (gains) on common stock reported at fair value; and



    (10) separate account liabilities are valued on the Commissioner's Annuity Reserve Valuation Method ("CARVM"), with the surplus generated recorded as a liability to the general account (and a contra liability on the balance sheet of the general account), whereas GAAP liabilities are valued at account value.



    As of and for the years ended December 31, 1996, 1995 and 1994, the significant differences between statutory and GAAP basis net income and capital and surplus for the Company are summarized as follows:



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Net Income................  $    41,202  $    38,821  $    23,295
Amortization and deferral of
 policy acquisition costs......     (341,572)    (174,341)    (117,863)
Change in unearned revenue
 reserve.......................       55,504       32,300       24,494
Deferred taxes.................        2,090        2,801       (9,267)
Separate accounts..............      306,978      146,635       75,941
Other, net.....................        3,793       (3,358)       5,439
                                 -----------  -----------  -----------
Statutory Net Income...........  $    67,995  $    42,858  $     2,039
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



                                    1996         1995         1994
                                 -----------  -----------  -----------
GAAP Capital and Surplus.......  $   503,887  $   455,541  $   199,785
Deferred policy acquisition
 costs.........................     (938,114)    (596,542)    (422,201)
Unearned revenue reserve.......      130,148       74,644       42,344
Deferred taxes.................       12,823        1,493       13,257
Separate accounts..............      640,101      333,123      186,488
Asset valuation reserve........       (7,442)      (8,010)      (2,422)
Unrealized gain (loss) on
 bonds.........................        5,112       (1,696)      21,918
Adjustment relating to Lyndon
 contribution (see Note 3).....      (41,277)     (41,277)          --
Other, net.....................       (2,125)      21,058       52,116
                                 -----------  -----------  -----------
Statutory Capital and
 Surplus.......................  $   303,113  $   238,334  $    91,285
                                 -----------  -----------  -----------
                                 -----------  -----------  -----------



AGGREGATE RESERVES AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS



    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 5%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from 2.5% to 8.75% and using CARVM. Accident and health reserves are established using a two year preliminary term method and morbidity tables based on Company experience.



    ILA has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of the contracts. The assets consist primarily of marketable securities reported at market value. Premiums, benefits and expenses of these contracts are reported in the Statutory Basis Statements of Income.



    During 1994, the Company changed the valuation method on aggregate reserves for future benefits resulting in a $10.7 million increase in surplus. The new valuation method is in accordance with presently accepted actuarial standards.



INVESTMENTS



    Investments in bonds are carried at amortized cost. Bonds which are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO")are carried at the appropriate SVO published value. When a permanent reduction in the value of publicly traded securities occurs, the decrease is reported as a realized loss and the carrying value is adjusted accordingly. Common stocks are carried at market value with the difference from cost reflected in surplus. Other invested assets are generally recorded at fair value.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Changes in net unrealized capital (losses)/gains on common stocks are reported as (reductions)/additions of surplus. The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The reserve decreased by $568 in 1996 and increased by $5,588 and $1,356 in 1995 and 1994, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the remaining life of the mortgage loan or bond sold. Realized capital gains and losses, net of taxes not included in IMR are reported in the Statutory Basis Statements of Income. Realized investment gains and losses are determined on a specific identification basis. The amount of net capital gains reclassified from the IMR was $1,413 and $39 in 1996 and 1995, respectively, and the amount of net capital losses was $67 in 1994. The amount of income amortized was $392, $256 and $114 in 1996, 1995 and 1994, respectively.



OTHER LIABILITIES



    The amount reflected in other liabilities includes a receivable from the separate accounts of $640 million and $333 million as of December 31, 1996 and 1995, respectively. The balances are classified in accordance with NAIC accounting practices.



---------------------------------------------------

 2. INVESTMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME



                              1996       1995       1994
                            ---------  ---------  ---------
Interest income from
 bonds....................  $  89,940  $  76,100  $  28,335
Interest income from
 policy loans.............      1,846      1,504        454
Interest and dividends
 from other investments...      7,864      2,288      1,069
                            ---------  ---------  ---------
Gross investment income...     99,650     79,892     29,858
Less: investment
 expenses.................      1,209      1,105        846
                            ---------  ---------  ---------
Net investment income.....  $  98,441  $  78,787  $  29,012
                            ---------  ---------  ---------
                            ---------  ---------  ---------



(B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON COMMON STOCKS



                                  1996       1995       1994
                                ---------  ---------  ---------
Gross unrealized capital gains
 at end of year...............  $     713  $   1,724  $      75
Gross unrealized capital
 losses at end of year........     (4,160)        --        (60)
                                ---------  ---------  ---------
Net unrealized capital
 (losses) gains...............     (3,447)     1,724         15
Balance at beginning of
 year.........................      1,724         15        148
                                ---------  ---------  ---------
Change in net unrealized
 capital (losses) gains on
 common stocks................  $  (5,171) $   1,709  $    (133)
                                ---------  ---------  ---------
                                ---------  ---------  ---------



(C) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS



                            1996        1995        1994
                         ----------  ----------  ----------
Gross unrealized
 capital gains at end
 of year...............  $   11,821  $   22,251  $      986
Gross unrealized
 capital losses at end
 of year...............      (3,842)     (1,374)    (34,718)
                         ----------  ----------  ----------
Net unrealized capital
 gains (losses) after
 tax...................       7,979      20,877     (33,732)
Balance at beginning of
 year..................      20,877     (33,732)      5,232
                         ----------  ----------  ----------
Change in net
 unrealized capital
 (losses) gains on
 bonds and short-term
 investments...........  $  (12,898) $   54,609  $  (38,964)
                         ----------  ----------  ----------
                         ----------  ----------  ----------



(D) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)



                                    1996       1995       1994
                                  ---------  ---------  ---------
Bonds and short-term
 investments....................  $   2,756  $     156  $    (101)
Common stocks...................          0         52          0
Real estate and other...........          0          0         34
                                  ---------  ---------  ---------
Realized capital gains
 (losses).......................      2,756        208        (67)
Capital gains taxes (benefit)...        936       (205)         2
                                  ---------  ---------  ---------
Net realized capital gains
 (losses) after tax.............      1,820        413        (69)
Less: IMR capital gains
 (losses).......................      1,413         39        (67)
                                  ---------  ---------  ---------
Net realized capital gains
 (losses).......................  $     407  $     374  $      (2)
                                  ---------  ---------  ---------
                                  ---------  ---------  ---------

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


(E) OFF-BALANCE SHEET INVESTMENTS



    The Company had no significant financial instruments with off-balance sheet risk as of December 31, 1996 and 1995.



(F) CONCENTRATION OF CREDIT RISK



    Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.



(G) BONDS, SHORT-TERM AND COMMON STOCK INVESTMENTS



                                                                                       AS OF DECEMBER 31, 1996
                                                                           ------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                            AMORTIZED    --------------------      FAIR
                                                                               COST        GAINS     LOSSES       VALUE
                                                                           ------------  ---------  ---------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored).............................................  $     58,761  $       6  $    (195) $     58,572
  (Guaranteed and sponsored) -- asset-backed.............................        78,237      1,477       (609)       79,105
States, municipalities and political subdivisions........................        25,958        163         (2)       26,119
International governments................................................         7,447        205         --         7,652
Public utilities.........................................................        70,116        396       (424)       70,088
All other corporate......................................................       410,530      6,357     (1,355)      415,532
All other corporate -- asset-backed......................................       485,953      2,654     (1,081)      487,526
Short-term investments...................................................       148,094         --        (66)      148,028
Certificates of deposit..................................................        83,378        563       (110)       83,831
Parents, subsidiaries and affiliates.....................................        48,100         --         --        48,100
                                                                           ------------  ---------  ---------  ------------
  Total bonds and short-term investments.................................  $  1,416,574  $  11,821  $  (3,842) $  1,424,553
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------
Common stock -- unaffiliated.............................................  $     13,064  $     713  $       0  $     13,777
Common stock -- affiliated...............................................        35,379          0      4,160        31,219
                                                                           ------------  ---------  ---------  ------------
Total common stocks......................................................  $     48,443  $     713  $   4,160  $     44,996
                                                                           ------------  ---------  ---------  ------------
                                                                           ------------  ---------  ---------  ------------



                                                                                       AS OF DECEMBER 31, 1995
                                                                         ----------------------------------------------------
                                                                                           GROSS UNREALIZED
                                                                          AMORTIZED    ------------------------      FAIR
                                                                             COST         GAINS       LOSSES        VALUE
                                                                         ------------  -----------  -----------  ------------
U.S. government and government agencies and authorities:
  (Guaranteed and sponsored)...........................................  $     44,268   $      14    $    (248)  $     44,034
  (Guaranteed and sponsored) -- asset-backed...........................       176,160       4,644         (682)       180,122
States, municipalities and political subdivisions......................        16,948          38           (6)        16,980
International governments..............................................         5,402         441           --          5,843
Public utilities.......................................................       108,083       1,652          (90)       109,645
All other corporate....................................................       374,058       8,145         (248)       381,955
All other corporate -- asset-backed....................................       410,197       5,841          (89)       415,949
Short-term investments.................................................       139,011          18           --        139,029
Certificates of deposit................................................        91,373       1,458          (11)        92,820
                                                                         ------------  -----------  -----------  ------------
  Total bonds and short-term investments...............................  $  1,365,500   $  22,251    $  (1,374)  $  1,386,377
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------
Common stock -- unaffiliated...........................................  $      2,668   $     555    $      --   $      3,223
Common stock -- affiliated.............................................        35,384       1,169           --         36,553
                                                                         ------------  -----------  -----------  ------------
  Total common stocks..................................................  $     38,052   $   1,724    $      --   $     39,776
                                                                         ------------  -----------  -----------  ------------
                                                                         ------------  -----------  -----------  ------------



    The amortized cost and estimated market value of bonds and short-term investments at December 31, 1996 by management's anticipated maturity are shown below. Asset-backed securities are distributed to maturity year based on ILA's estimate of the rate of future prepayments of principal

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


over the remaining life of the securities. Expected maturities differ from contractual maturities reflecting borrowers' rights to call or prepay their obligations.



                                               ESTIMATED
                                 AMORTIZED        FAIR
           MATURITY                 COST         VALUE
------------------------------  ------------  ------------
Due in one year or less.......  $    478,095  $    478,852
Due after one year through
 five years...................       622,805       623,105
Due after five years through
 ten years....................       259,479       265,681
Due after ten years...........        56,195        56,915
                                ------------  ------------
  Total.......................  $  1,416,574  $  1,424,553



    Proceeds from sales of investments in bonds and short-term investments during 1996, 1995 and 1994 were $668,078, $313,961 and $117,912, respectively, resulting in gross realized gains of $3,675, $1,419 and $518, respectively, and gross realized losses of $919, $1,263 and $619, respectively, before transfers to IMR. The Company had realized gains of $52 during 1995 from a capital gain distribution.



(H) FAIR VALUE OF FINANCIAL INSTRUMENTS
   BALANCE SHEET ITEMS (IN MILLIONS):



                                  1996                    1995
                         ----------------------  ----------------------
                          CARRYING      FAIR      CARRYING      FAIR
                           AMOUNT       VALUE      AMOUNT       VALUE
                         -----------  ---------  -----------  ---------
Assets
  Bonds and short-term
   investments.........   $   1,417   $   1,425   $   1,366   $   1,386
  Common stocks........          45          45          40          40
  Policy loans.........          29          29          23          23
  Other invested
   assets..............           3           3          13          13
Liabilities
  Liabilities on
   investment
   contracts...........   $   1,245   $   1,191   $   1,031   $     981



    The carrying amounts for policy loans approximates fair value. The liabilities are determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.



---------------------------------------------------

 3. RELATED PARTY TRANSACTIONS


    Transactions between the Company and its affiliates within The Hartford relate principally to tax settlements, reinsurance, service fees, capital contributions and payments of dividends.



    On June 30, 1995, the assets of Lyndon Insurance Company were contributed to ILA. As a result, ILA received approximately $365 million in bonds and short-term investments, common stocks and cash, $28 million in policy reserves, $187 million of current tax liability, $26 million in IMR, $8 million in AVR (offset by an aggregate write-in to surplus), and $4 million of other liabilities. The assets in excess of liabilities of $112 million were recorded as an increase to paid-in surplus.



    For additional information, see Note 5.



---------------------------------------------------

 4. FEDERAL INCOME TAXES


    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were to file separate federal, state and local income tax returns.



    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the consolidated group of which The Hartford is the common parent. It is the current intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. Federal income taxes paid by the Company were $29,792, $215,921 and $20,538 in 1996, 1995 and 1994, respectively. The effective tax rate was 22%, 25% and 92% in 1996, 1995 and 1994, respectively. The following schedule provides a reconciliation of the tax provision at the U.S. Federal Statutory rate to Federal income tax expense (in millions).



                                                     1996       1995        1994
                                                   ---------  ---------     -----
Tax provision at U.S. Federal statutory rate.....  $      30  $      20   $       9
Tax deferred acquisition costs...................         27          8           8
Statutory to tax reserve differences.............         --          3           5
Unrealized (gain)/loss on separate accounts......        (21)       (13)          2
Investments and other............................        (17)        (4)         --
                                                   ---------  ---------         ---
Federal income tax expense.......................  $      19  $      14   $      24
                                                   ---------  ---------         ---
                                                   ---------  ---------         ---



---------------------------------------------------

 5. CAPITAL AND SURPLUS AND SHAREHOLDER
   DIVIDEND RESTRICTIONS


    The maximum amount of dividends which can be paid, without prior approval, by State of Connecticut insurance companies to shareholders is subject to restrictions relating to statutory surplus. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1996 or 1994. ILA paid dividends of $10 million to its parent, HLIC, in 1995. As a result of the Distribution by ITT, the assets of ITT Lyndon Insurance

ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Company (Lyndon) were contributed to ILA in June 1995. Substantially all the business was removed from Lyndon prior to the contribution. The amount of assets which exceeded liabilities at the contribution date ($112 million) was included in paid-in surplus.



---------------------------------------------------

 6. PENSION PLANS AND OTHER POST-RETIREMENT
   AND POST-EMPLOYMENT BENEFITS


    The Company's employees are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974 and the maximum amount that can be deducted for Federal income tax purposes. Generally, pension costs are funded through the purchase of HLIC's group pension contracts. Pension expense was $358, $1,034, and $1,211 in 1996, 1995 and 1994, respectively. Liabilities for the plan are held by The Hartford.



    The Company also participates in The Hartford's Investment and Savings Plan, which includes a deferred compensation option under IRC section 401(k) and an ESOP allocation under IRC section 404(k). The liabilities for these plans are included in the financial statements of The Hartford. The cost to ILA was not material in 1996, 1995 and 1994.



    The Company's employees are included in The Hartford's contributory defined health care and life insurance benefit plans. These plans provide health care and life insurance benefits for retired employees. Substantially all employees may become eligible for those benefits if they reach normal or early retirement age while still working for the Company. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Amounts allocated by The Hartford for post-retirement health care and life insurance benefits expense (not including provisions for accrual of post-retirement benefit obligations) are immaterial. The assumed rate of future increases in the per capita cost of health care (the health care trend rate) was 9.3% for 1996, decreasing ratably to 6% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated post-retirement benefit obligation and the annual expense. The cost to ILA was not material in 1996, 1995 and 1994.



    Post-employment benefits are primarily comprised of obligations to provide medical and life insurance to employees on long-term disability. Post-employment benefit expense was not material in 1996, 1995 and 1994.



---------------------------------------------------

 7. REINSURANCE


    The Company cedes insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve ILA of its primary liability. ILA also assumes insurance from other insurers.



    Life insurance net retained premiums were comprised of the following:



                                       1996        1995        1994
                                    ----------  ----------  ----------
Direct premiums...................  $  226,612  $  159,918  $  133,180
Premiums assumed..................      33,817      13,299         960
Premiums ceded....................     (10,185)     (7,425)    308,033
                                    ----------  ----------  ----------
Premiums and annuity
 considerations...................  $  250,244  $  165,792  $  442,173
                                    ----------  ----------  ----------
                                    ----------  ----------  ----------



    The Company ceded to a third party, on a modified coinsurance basis, 80% of the variable annuity business written in 1994. The ceded business includes both general and separate account liabilities. As a result of the agreement, in December 1994, ILA transferred approximately $1,352 million in assets and liabilities. The financial impact of the cession was an increase of approximately $15 million to net income and surplus in 1994.



    In November 1994, the Company ceded, on a modified coinsurance basis, 30% of the separate account variable annuity business distributed by Paine Webber to Paine Webber Life Insurance Company ("PWLIC"). As a result of the agreement, ILA transferred approximately $24 million in assets and liabilities to PWLIC. The financial impact of the cession was an increase of approximately $765 to net income and surplus in 1994.



    In October 1994, the agreement, effective December 1990, which required ILA to coinsure 90% of all existing and new business, excluding variable annuity business, written by the Company to HLIC, was terminated. As a result of the termination, ILA received approximately $430 million in assets and liabilities from HLIC. The impact of the transaction was a decrease of approximately $15 million to net income and surplus in 1994.



    In November 1993, ILA acquired, through an assumption reinsurance transaction, substantially all of the individual fixed and variable annuity business of Hartford Life and Accident, an affiliate. As a result of this transaction, the assets and liabilities of the Company increased approximately $1 billion, substantially all of which was transferred to the separate accounts of the Company. The remaining assets and liabilities (approximately $41 million) were transferred in October 1995. The impact of these transactions on net income and surplus was not significant.

                                 ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


---------------------------------------------------

 8. SEPARATE ACCOUNTS


    The Company maintains separate account assets and liabilities totaling $14.6 billion and $7.3 billion at December 31, 1996 and 1995, respectively. Separate account assets are reported at fair value and separate account liabilities are determined in accordance with CARVM, which approximates the market value less applicable surrender charges. Separate account assets are segregated from other investments, the policyholder assumes the investment risk, and the investment income and gains and losses accrue directly to the policyholder. Separate account management fees, net of minimum guarantees, were $144 million, $72 million and $42 million in 1996, 1995 and 1994, respectively, and are recorded as a component of other revenues on the Statutory Basis Statements of Income.



---------------------------------------------------

 9. COMMITMENTS AND CONTINGENCIES


    As of December 31, 1996 and 1995, the Company had no material contingent liabilities, nor had the Company committed any surplus funds for any contingent liabilities or arrangements. The Company is involved in various legal actions which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the results of operations and financial position of the Company.



    Under insurance guaranty laws in most states, insurers doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. The amount of any future assessments on ILA under these laws cannot be reasonably estimated. Most of the laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength. Additionally, guaranty fund assessments are used to reduce state premium taxes paid by the Company in certain states. ILA paid guaranty fund assessments of $1,262, $1,684 and $583 in 1996, 1995 and 1994,
respectively. ILA incurred guaranteed fund expense of $548, $0 and $0 in 1996, 1995 and 1994, respectively.

Report of Independent Public Accountants

To ITT Hartford Life and Annuity Insurance Company Putnam Capital
Manager Trust Separate Account Two and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two (the Account) as of December 31, 1996, and the related statements of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ITT Hartford Life and Annuity Insurance Company Putnam Capital Manager Trust Separate Account Two as of December 31, 1996, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP
Hartford, Connecticut
February 14, 1997

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets & Liabilities
-------------------------------------------------------------------------------------------------------------------------
December 31, 1996       Asia Pacific     Diversified     Global Asset     Global          Growth             High Yield
                        Growth           Income          Allocation       Growth          and Income         Fund
                        Fund             Fund            Fund             Fund            Fund               Sub-Account
                        Sub-Account      Sub-Account     Sub-Account      Sub-Account     Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 .........................................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 6,913,743
 Cost $72,382,041
 .........................................................................................................................
  Market Value:         $76,120,308      $         --    $         --     $         --    $           --     $         --
 .........................................................................................................................
Putnam VT Diversified Income Fund
 Shares 19,663,203
 Cost $204,526,818
 .........................................................................................................................
  Market Value:                  --       221,604,293              --               --                --               --
 .........................................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 19,061,170
 Cost $279,233,236
 .........................................................................................................................
  Market Value:                  --                --     328,805,175               --                --               --
 .........................................................................................................................
Putnam VT Global Growth Fund
 Shares 40,513,240
 Cost $580,534,451
 .........................................................................................................................
  Market Value:                  --                --              --      683,863,485                --               --
 .........................................................................................................................
Putnam VT Growth and Income Fund
 Shares 97,460,724
 Cost $1,929,310,872
 .........................................................................................................................
  Market Value:                  --                --              --               --     2,393,635,368               --
 .........................................................................................................................
Putnam VT High Yield Fund
 Shares 29,813,031
 Cost $359,902,417
 .........................................................................................................................
  Market Value:                  --                --              --               --               --       386,376,880
 .........................................................................................................................
Putnam VT Money Market Fund
 Shares 211,074,679
 Cost $211,074,679
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Putnam VT New Opportunities Fund
 Shares 49,303,364
 Cost $783,098,881
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 15,677,072
 Cost $207,064,882
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 18,475,100
 Cost $223,377,332
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Putnam VT Voyager Fund
 Shares 45,873,148
 Cost $1,257,173,323
 .........................................................................................................................
  Market Value:                  --                --              --               --                --               --
 .........................................................................................................................
Due from ITT Hartford
 Life and Annuity
 Insurance Company           10,201             7,342         111,680          742,407         3,133,200               --
 .........................................................................................................................
Receivable from fund
 shares sold                     --         1,565,430              --               --                --          320,374
-------------------------------------------------------------------------------------------------------------------------
Total Assets             76,130,509       223,177,065     328,916,855      684,605,892     2,396,768,568      386,697,254
-------------------------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford
 Life and Annuity
 Insurance Company               --         1,572,891              --               --                --          315,275
 .........................................................................................................................
Payable for fund
 shares purchased            10,366                --         111,659          743,147         3,137,954               --
 .........................................................................................................................
Total Liabilities            10,366         1,572,891         111,659          743,147         3,137,954          315,275
-------------------------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $76,120,143      $221,604,174    $328,805,196     $683,862,745    $2,393,630,614     $386,381,979
-------------------------------------------------------------------------------------------------------------------------


Statement of Assets & Liabilities (Continued)
--------------------------------------------------------------------------------------------------------
December 31, 1996       Money            New             U.S. Govt.       Utilities       Voyager
                        Market           Opportunities   and High         Growth          Fund
                        Fund             Fund            Quality Bond     and Income      Sub-Account
                        Sub-Account      Sub-Account     Fund             Fund
                                                         Sub-Account      Sub-Account
--------------------------------------------------------------------------------------------------------
Assets
Investments:
 ........................................................................................................
Putnam VT Asia Pacific Growth Fund
 Shares 6,913,743
 Cost $72,382,041
 ........................................................................................................
  Market Value:         $         --     $         --    $         --     $         --    $           --
 ........................................................................................................
Putnam VT Diversified Income Fund
 Shares 19,663,203
 Cost $204,526,818
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT Global Asset
Allocation Fund
 Shares 19,061,170
 Cost $279,233,236
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT Global Growth Fund
 Shares 40,513,240
 Cost $580,534,451
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT Growth and Income Fund
 Shares 97,460,724
 Cost $1,929,310,872
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT High Yield Fund
 Shares 29,813,031
 Cost $359,902,417
 ........................................................................................................
  Market Value:                   --               --              --               --                --
 ........................................................................................................
Putnam VT Money Market Fund
 Shares 211,074,679
 Cost $211,074,679
 ........................................................................................................
  Market Value:          211,074,679               --              --               --                --
 ........................................................................................................
Putnam VT New Opportunities Fund
 Shares 49,303,364
 Cost $783,098,881
 ........................................................................................................
  Market Value:                   --       849,003,923             --               --                --
 ........................................................................................................
Putnam VT U.S. Government and
High Quality Bond Fund
 Shares 15,677,072
 Cost $207,064,882
 ........................................................................................................
  Market Value                    --               --     207,094,125               --                --
 ........................................................................................................
Putnam VT Utilities Growth and
Income Fund
 Shares 18,475,100
 Cost $223,377,332
 ........................................................................................................
  Market Value:                   --               --              --      273,431,484                --
 ........................................................................................................
Putnam VT Voyager Fund
 Shares 45,873,148
 Cost $1,257,173,323
 ........................................................................................................
  Market Value:                   --               --              --               --     1,492,253,505
 ........................................................................................................
Due from ITT Hartford
 Life and Annuity
 Insurance Company         2,820,103        1,790,696         161,678        1,058,328                --
 ........................................................................................................
Receivable from fund
 shares sold                      --               --              --               --           953,408
--------------------------------------------------------------------------------------------------------
Total Assets             213,894,782      850,794,619     207,255,803      274,489,812     1,493,206,913
--------------------------------------------------------------------------------------------------------
Liabilities
Due to ITT Hartford
 Life and Annuity
 Insurance Company                --               --              --               --           949,181
 ........................................................................................................
Payable for fund
 shares purchased          2,820,458        1,791,934         161,956        1,062,328                --
 ........................................................................................................
Total Liabilities          2,820,458        1,791,934         161,956        1,062,328           949,181
--------------------------------------------------------------------------------------------------------
Net Assets (variable
 annuity contract
 liabilities)           $211,074,324     $849,002,685    $207,093,847     $273,427,484    $1,492,257,732
--------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Assets and Liabilities (continued)
-----------------------------------------------------------------------------------------------------------------------------
December 31, 1996                                                         Units                Unit            Contract
                                                                          Owned by             Price           Liability
                                                                          Participants
-----------------------------------------------------------------------------------------------------------------------------
Deferred annuity contracts in the accumulation period:
 Group Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                      6,979,709          $10.903401         $76,102,568
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                      18,268,498           12.127111         221,544,100
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                                 14,342,397           22.902056         328,470,374
 .............................................................................................................................
  Global Growth Fund Sub-Account                                           39,497,886           17.293688         683,064,124
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                       73,133,030           32.702761       2,391,652,009
 .............................................................................................................................
  High Yield Fund Sub-Account                                              17,030,987           22.682306         386,302,058
 .............................................................................................................................
  Money Market Fund Sub-Account                                           147,637,599            1.428989         210,972,505
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                       50,976,377           16.634688         847,976,127
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                   11,110,189           18.630709         206,990,692
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                             17,006,322           16.071812         273,322,410
 .............................................................................................................................
  Voyager Fund Sub-Account                                                 41,120,653           36.227529       1,489,699,663
 .............................................................................................................................
Sub-total Group Sub-Accounts:                                                                                   7,116,096,630
 .............................................................................................................................
Annuity contracts in the annuity period:
 .............................................................................................................................
 Group Sub-Accounts:
 .............................................................................................................................
  Asia Pacific Growth Fund Sub-Account                                          1,612           10.903401              17,575
 .............................................................................................................................
  Diversified Income Fund Sub-Account                                           4,954           12.127111              60,074
 .............................................................................................................................
  Global Asset Allocation Fund Sub-Account                                     14,620           22.902056             334,822
 .............................................................................................................................
  Global Growth Fund Sub-Account                                               46,180           17.293688             798,621
 .............................................................................................................................
  Growth and Income Fund Sub-Account                                           60,503           32.702761           1,978,605
 .............................................................................................................................
  High Yield Fund Sub-Account                                                   3,523           22.682306              79,921
 .............................................................................................................................
  Money Market Fund Sub-Account                                                71,253            1.428989             101,819
 .............................................................................................................................
  New Opportunities Fund Sub-Account                                           61,712           16.634688           1,026,558
 .............................................................................................................................
  U.S. Government and High Quality Bond Fund Sub-Account                        5,537           18.630709             103,155
 .............................................................................................................................
  Utilities Growth and Income Fund Sub-Account                                  6,538           16.071812             105,074
 .............................................................................................................................
  Voyager Fund Sub-Account                                                     70,611           36.227529           2,558,069
 .............................................................................................................................
Sub-total Group Sub-Accounts:                                                                                       7,164,293
-----------------------------------------------------------------------------------------------------------------------------
Grand Total                                                                                                    $7,123,260,923
-----------------------------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Operations
-------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $  444,348          $ 8,696,565         $10,522,914         $ 9,354,006
 .........................................................................................................................
 Capital gains income                                     --                   --           6,905,232          13,626,134
 .........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                           503,364              (13,440)             (5,880)            115,502
 .........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       3,413,284            7,205,260          21,830,738          60,644,344
 .........................................................................................................................
 Net gain (loss) on
  investments                                      3,916,648            7,191,820          21,824,858          60,759,846
 .........................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                      (677,863)          (2,377,825)         (3,636,739)         (7,304,106)
-------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $3,683,133          $13,510,560         $35,616,265         $76,435,880
-------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
---------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $ 60,150,688        $17,598,932         $7,725,296          $        --
 ...........................................................................................................................
 Capital gains income                               27,273,294                 --                 --                   --
 ...........................................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                              (2,128)             3,557                 --             (338,446)
 ...........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       265,013,647         18,332,001                 --           22,918,086
 ...........................................................................................................................
 Net gain (loss) on
  investments                                      265,011,519         18,335,558                 --           22,579,640
 ...........................................................................................................................
Expenses:
 Mortality and expense
  undertakings                                     (24,044,363)        (4,078,477)        (2,177,748)          (8,148,912)
---------------------------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $328,391,138        $31,856,013         $5,547,548          $14,430,728
---------------------------------------------------------------------------------------------------------------------------


Statement of Operations (Continued)
------------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
------------------------------------------------------------------------------------------------------
Investment income:
 Dividends                                        $10,584,014         $ 8,226,428         $ 17,763,163
 ......................................................................................................
 Capital gains income                                      --                  --           34,544,297
 ......................................................................................................
Net realized and
 unrealized gain (loss)
 on investments:
 ......................................................................................................
 Net realized gain (loss)
  on security transactions                            (15,593)              3,070             (111,435)
 ......................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                       (5,205,099)         27,539,072           66,299,654
 ......................................................................................................
 Net gain (loss) on
  investments                                      (5,220,692)         27,542,142           66,188,219
 ......................................................................................................
Expenses:
 Mortality and expense
  undertakings                                     (2,568,363)         (3,272,042)         (16,026,046)
------------------------------------------------------------------------------------------------------
Net increase
 in net assets
 resulting from
 operations                                       $ 2,794,959         $32,496,528         $102,469,633
------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Asia Pacific        Diversified         Global Asset        Global
December 31, 1996                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account         Sub-Account         Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  (233,515)        $  6,318,740        $  6,886,175        $  2,049,900
 ..........................................................................................................................
  Capital gains income                                     --                   --           6,905,232          13,626,134
 ..........................................................................................................................
Net realized gain (loss)
 on security transactions                             503,364              (13,440)             (5,880)            115,502
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        3,413,284            7,205,260          21,830,738          60,644,344
 ..........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                   3,683,133           13,510,560          35,616,265          76,435,880
 ..........................................................................................................................
Unit transactions:
 Purchases                                         43,835,968           86,101,578          76,481,223         182,210,555
 ..........................................................................................................................
 Net transfers                                     16,464,173            4,387,499          19,773,407          61,807,258
 ..........................................................................................................................
 Surrenders                                          (976,032)          (6,844,044)         (7,867,916)        (13,688,662)
 ..........................................................................................................................
 Net annuity transactions                               9,557               45,237              49,595             357,636
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           59,333,666           83,690,270          88,436,309         230,686,787
 ..........................................................................................................................
 Total increase
  in net assets                                    63,016,799           97,200,830         124,052,574         307,122,667
 ..........................................................................................................................
Net assets:
 Beginning of period                               13,103,344          124,403,344         204,752,622         376,740,078
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $76,120,143         $221,604,174        $328,805,196        $683,862,745
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------------------------
For the year ended                                Growth              High Yield          Money               New
December 31, 1996                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   36,106,325      $ 13,520,455        $  5,547,548        $ (8,148,912)
 ..........................................................................................................................
 Capital gains income                                 27,273,294                --                  --                  --
 ..........................................................................................................................
  Net realized gain (loss)
  on security transactions                                (2,128)            3,557                  --            (338,446)
 ..........................................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                         265,013,647        18,332,001                  --          22,918,086
 ..........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    328,391,138        31,856,013           5,547,548          14,430,728
 ..........................................................................................................................
Unit transactions:
 Purchases                                           779,047,762       143,881,346         274,781,350         468,698,683
 ..........................................................................................................................
 Net transfers                                       185,288,431         7,295,366        (147,255,813)        118,659,486
 ..........................................................................................................................
 Surrenders                                          (54,682,231)      (12,925,712)        (13,490,742)        (13,631,981)
 ..........................................................................................................................
 Net annuity transactions                                850,976            66,417             (48,622)            669,701
 ..........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                             910,504,938       138,317,417         113,986,173         574,395,889
 ..........................................................................................................................
 Total increase
  in net assets                                    1,238,896,076       170,173,430         119,533,721         588,826,617
 ..........................................................................................................................
Net assets:
 Beginning of period                               1,154,734,538       216,208,549          91,540,603         260,176,068
--------------------------------------------------------------------------------------------------------------------------
 End of period                                    $2,393,630,614      $386,381,979        $211,074,324        $849,002,685
--------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------------------------------
For the year ended                                U.S. Govt.          Utilities           Voyager
December 31, 1996                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
                                                  Sub-Account         Sub-Account
--------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  8,015,651        $  4,954,386        $    1,737,117
 ........................................................................................................
 Capital gains income                                       --                  --            34,544,297
 ........................................................................................................
 Net realized gain (loss)
  on security transactions                             (15,593)              3,070              (111,435)
 ........................................................................................................
 Net unrealized
  appreciation
  (depreciation) of
  investments during
  the period                                        (5,205,099)         27,539,072            66,299,654
 ........................................................................................................
 Net increase in net
  assets resulting
  from operations                                    2,794,959          32,496,528           102,469,633
 ........................................................................................................
Unit transactions:
 Purchases                                          58,254,930          54,540,316           537,341,531
 ........................................................................................................
 Net transfers                                      (9,888,428)         (6,591,159)          122,185,850
 ........................................................................................................
 Surrenders                                         (9,247,533)         (8,471,777)          (31,687,683)
 ........................................................................................................
 Net annuity transactions                              (34,898)             25,329             1,230,624
 ........................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                            39,084,071          39,502,709           629,070,322
 ........................................................................................................
 Total increase
  in net assets                                     41,879,030          71,999,237           731,539,955
 ........................................................................................................
Net assets:
 Beginning of period                               165,214,817         201,428,247           760,717,777
--------------------------------------------------------------------------------------------------------
 End of period                                    $207,093,847        $273,427,484        $1,492,257,732
--------------------------------------------------------------------------------------------------------

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO -- ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Asia Paciific       Diversified         Global Asset        Global
December 31, 1995                                 Growth              Income              Allocation          Growth
                                                  Fund                Fund                Fund                Fund
                                                  Sub-Account*        Sub-Account         Sub-Account         Sub-Account
-------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   (52,108)        $  2,907,371        $    380,924        $(1,785,527)
 .........................................................................................................................
 Capital gains income                                      --                   --                  --          4,647,670
 .........................................................................................................................
 Net realized gain (loss)
  on security transactions                             45,350               12,156              13,244             96,200
 .........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                   324,982           12,703,345          33,958,536         39,510,074
 .........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                     318,224           15,622,872          34,352,704         42,468,417
 .........................................................................................................................
Unit transactions:
 Purchases                                          8,256,286           35,092,244          31,667,598         74,877,453
 .........................................................................................................................
 Net transfers                                      4,626,408           (4,186,538)          3,930,913          3,555,397
 .........................................................................................................................
 Surrenders                                          (104,818)          (4,967,234)         (6,946,292)       (10,596,903)
 .........................................................................................................................
 Net annuity transactions                               7,244               11,139              83,391            183,233
 .........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                           12,785,120           25,949,611          28,735,610         68,019,180
 .........................................................................................................................
 Total increase
  in net assets                                    13,103,344           41,572,483          63,088,314        110,487,597
 .........................................................................................................................
Net assets:
 Beginning of period                                       --           82,830,861         141,664,308        266,252,481
-------------------------------------------------------------------------------------------------------------------------
 End of period                                    $13,103,344         $124,403,344        $204,752,622       $376,740,078
-------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------------------
For the Year Ended                                Growth              High Yield          Money               New
December 31, 1995                                 and Income          Fund                Market              Opportunities
                                                  Fund                Sub-Account         Fund                Fund
                                                  Sub-Account                             Sub-Account         Sub-Account
---------------------------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $   11,549,814      $ 10,185,937        $ 2,571,635         $ (1,525,514)
 ...........................................................................................................................
 Capital gains income                                  5,824,801                --                 --              142,845
 ...........................................................................................................................
 Net realized gain (loss)
  on security transactions                                (9,213)           78,832                 --               (5,875)
 ...........................................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                  213,540,442        14,324,591                 --           41,849,801
 ...........................................................................................................................
 Net increase in net
  assets resulting
  from operations                                    230,905,844        24,589,360          2,571,635           40,461,257
 ...........................................................................................................................
Unit transactions:
 Purchases                                           319,833,403        67,095,956         96,115,789          145,442,076
 ...........................................................................................................................
 Net transfers                                        93,723,475         7,962,393        (46,531,467)          47,343,854
 ...........................................................................................................................
 Surrenders                                          (31,018,066)       (8,443,113)       (12,195,875)          (2,294,814)
 ...........................................................................................................................
 Net annuity transactions                                500,392            (5,403)           140,021              294,255
 ...........................................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                             383,039,204        66,609,833         37,528,468          190,785,371
 ...........................................................................................................................
 Total increase
  in net assets                                      613,945,048        91,199,193         40,100,103          231,246,628
 ...........................................................................................................................
Net assets:
 Beginning of period                                 540,789,490       125,009,356         51,440,500           28,929,440
---------------------------------------------------------------------------------------------------------------------------
 End of period                                    $1,154,734,538      $216,208,549        $91,540,603         $260,176,068
---------------------------------------------------------------------------------------------------------------------------


Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------
For the Year Ended                                U.S. Govt.          Utilities           Voyager
December 31, 1995                                 and High            Growth              Fund
                                                  Quality Bond        and Income          Sub-Account
                                                  Fund                Fund
------------------------------------------------------------------------------------------------------
Operations:
 Net investment
  income (loss)                                   $  6,325,698        $  5,029,651        $ (5,878,030)
 .......................................................................................................
 Capital gains income                                       --                  --           7,846,764
 .......................................................................................................
 Net realized gain (loss)
  on security transactions                              39,522              23,185             (74,997)
 .......................................................................................................
 Net unrealized
  appreciation
  of investments
  during the period                                 16,802,723          36,258,759         160,181,394
 .......................................................................................................
 Net increase in net
  assets resulting
  from operations                                   23,167,943          41,311,595         162,075,131
 .......................................................................................................
Unit transactions:
 Purchases                                          35,010,416          32,062,808         228,156,885
 .......................................................................................................
 Net transfers                                      (4,195,566)          5,445,254          61,682,437
 .......................................................................................................
 Surrenders                                         (6,707,112)         (6,579,475)        (14,135,562)
 .......................................................................................................
 Net annuity transactions                               43,136              27,865             874,475
 .......................................................................................................
 Net increase in
  net assets resulting
  from unit transactions                            24,150,874          30,956,452         276,578,235
 .......................................................................................................
 Total increase
  in net assets                                     47,318,817          72,268,047         438,653,366
 .......................................................................................................
Net assets:
 Beginning of period                               117,896,000         129,160,200         322,064,411
------------------------------------------------------------------------------------------------------
 End of period                                    $165,214,817        $201,428,247        $760,717,777
------------------------------------------------------------------------------------------------------


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

*From inception, May 1, 1995 to December 31, 1995.

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO --
ITT Hartford LIFE AND ANNUITY INSURANCE COMPANY


Notes to Financial Statements:
December 31, 1996

1. ORGANIZATION:
Putnam Capital Manager Trust Separate Account Two (the Account) is a separate investment account within ITT Hartford Life and Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract-holders of the Company in the various mutual funds as directed by the contractholders.

2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) Security Transactions -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost.
Dividends and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

B) Security Valuation -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1996.

C) Federal Income Taxes -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

D) Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
A) Mortality and Expense Undertakings -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.25% of the Account's average daily net assets. The Company also provides administrative services and receives an annual fee of 0.15% of the Account's average daily net assets.

B) Deduction of Annual Maintenance Fees -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                                        PART C

                                  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

    (a) All financial statements are included in Part A and Part B of the Registration Statement.

    (b) (1) Resolution of the Board of Directors of ITT Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

         (2)  Not applicable.

         (3)  (a)  Principal Underwriter Agreement. (2)

         (3)  (b)  Form of Dealer Agreement. (2)

         (4)  Form of Individual Flexible Premium Variable Annuity Contract. (1)

         (5)  Form of Application. (1)

         (6)  (a)  Certificate of Incorporation of Hartford.

         (6)  (b)  Bylaws of Hartford. (2)

         (7)  Not applicable.

         (8)  Participation Agreement. (2)

         (9)  Opinion and Consent of Lynda Godkin, General Counsel.

         (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

         (11) No financial statements are omitted

         (12) Not applicable.

         (13) Not applicable.

         (14) Not applicable.

         (15) Copy of Power of Attorney.

------------------------------

(1) Incorporated by reference to Post-Effective No. 4, to the Registration Statement File No. 33-60702, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 33-60702, dated May 1, 1996.

         (16) Organizational Chart.


Item 25. Directors and Officers of the Depositor

NAME, AGE                         POSITION WITH HARTFORD
--------------------------------------------------------------------------------

Wendell J. Bossen                 Vice President

Gregory A. Boyko                  Vice President and Controller

Peter W. Cummins                  Vice President

Ann M. deRaismes                  Vice President

James R. Dooley                   Vice President

Timothy M. Fitch                  Vice President and Actuary

Bruce D. Gardner                  Director*

Joseph H. Gareau                  Executive Vice President and Chief Investment
                                  Officer, Director*

Donald J. Gillette                Vice President


Lynda Godkin                      General Counsel, and Corporate Secretary

Lois W. Grady                     Vice President

David A. Hall                     Senior Vice President and Actuary

Robert A. Kerzner                 Vice President

William B. Malchodi, Jr.          Vice President and Director of Taxes

Thomas M. Marra                   Executive Vice President and Director
                                  Individual Life and Annuity Division,
                                  Director*

Steven L. Mattieson               Vice President

Joseph J. Noto                    Vice President

Craig D. Raymond                  Vice President and Chief Actuary

David T. Schrandt                 Vice President and Treasurer

Lowndes A. Smith                  President, Chief Executive Officer, Director*

Lizabeth H. Zlatkus               Vice President, Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O.

Box 2999, Hartford, CT  06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of March 31, 1997 there were 44,219 Contract Owners.


Item 28. Indemnification

         Under Section 33-320a of the Connecticut General Statutes, the Registrant must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses, including attorney's fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when it is determined by certain disinterested parties that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Registrant. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonably entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be fully adjudged not to have breached his duty to the Registrant or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrant's securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.


         The foregoing statements are specifically made subject to the detailed provisions of Section 33-320a.


         The directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to ITT Hartford Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

    (a) HSD acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account One
         Hartford Life Insurance Company - Separate Account Two
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
         Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
         Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
         Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
         Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
         Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
         Hartford Life Insurance Company - Separate Account Three
         Hartford Life Insurance Company - Separate Account Five
         ITT Hartford Life and Annuity Insurance Company - Separate Account One ITT Hartford Life and Annuity Insurance Company - Putnam Capital Manager Trust Separate Account Two
         ITT Hartford Life and Annuity Insurance Company - Separate Account
         Three
         ITT Hartford Life and Annuity Insurance Company - Separate Account
         Five
         ITT Hartford Life and Annuity Insurance Company - Separate Account Six American Maturity Life Insurance Company - Separate Account AMLVA

(b) Directors and Officers of HSD

         Name and Principal       Positions and Offices
          Business Address           With Underwriter
         ------------------       ---------------------

         Lowndes A. Smith              President
         John P. Ginnetti              Executive Vice President, Director
         Thomas M. Marra               Executive Vice President, Director
         Peter W. Cummins              Vice President
         George R. Jay                 Controller
         Donald E. Waggaman, Jr.       Treasurer
         Lynda Godkin                  Secretary
         Michael Wilder                Director


         Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

    (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

    (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

    (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Hartford.


         The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 10 day of April, 1997.


ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -
PUTNAM CAPITAL MANAGER TRUST
SEPARATE ACCOUNT TWO
         (Registrant)

*By:        /s/ Gregory A.  Boyko                     *By:    /s/ Lynda Godkin
    ---------------------------------                 -----------------------
    Gregory A.  Boyko, Vice President                    Lynda Godkin
    & Controller                                         Attorney-in-Fact


ITT HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
         (Depositor)

By:    /s/ Gregory A.  Boyko
    ----------------------------------
    Gregory A.  Boyko, Vice  President & Controller


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Bruce D. Gardner, Director *
Joseph H. Gareau, Executive Vice
  President & Chief Investment         *By:   /s/ Lynda Godkin
  Officer, Director *                       ------------------------
Thomas M. Marra, Executive Vice             Lynda Godkin
  President, Director *                          Attorney-in-Fact
Lowndes A. Smith, President &
  Chief Operating Officer, Director *  Dated:    April 10, 1997
Lizabeth H. Zlatkus, Vice President,        ------------------------
    Director *

                                    EXHIBIT INDEX


(6)(a)        Certificate of Incorporation of Hartford

(9)           Opinion and Consent of Lynda Godkin, General Counsel

(10)          Consent of Arthur Andersen LLP, Independent Public Accountants

(15)          Copy of Power of Attorney

(16)          Organizational Chart